NYLIAC Corporate Sponsored Variable Universal Life Annual Report

December 31, 2011

Table of Contents – Annual Report and Fund Prospectus Supplements

Annual Report of the Investment Divisions of the MainStay VP Funds Trust

The 2011 Annual Report for the MainStay VP Funds Trust is provided to those NYLIAC Corporate Sponsored Variable Universal Life Insurance policyowners who had allocations to any of the following Investment Divisions:

Bond Portfolio – Initial Class

Cash Management Portfolio

Common Stock Portfolio – Initial Class

Convertible Portfolio – Initial Class

Government Portfolio – Initial Class

Growth Equity Portfolio – Initial Class

High Yield Corporate Bond Portfolio – Initial Class

ICAP Select Equity Portfolio – Initial Class

Income Builder Portfolio – Initial Class

International Equity Portfolio – Initial Class

Large Cap Growth Portfolio – Initial Class (Closed to new purchases)

S&P 500 Index Portfolio – Initial Class

Annual Report of the Investment Divisions

(other than portfolios of the MainStay VP Funds Trust)

for New York Life Insurance and Annuity Corporation

The 2011 Annual Reports for the Investment Divisions (other than portfolios of the MainStay VP Funds Trust) available within the NYLIAC Corporate Sponsored Variable Universal Life Insurance products are provided to policyowners according to their Investment Division allocations as of December 31, 2011 from among the following Investment Divisions:

Fidelity® VIP Contrafund® Portfolio – Initial Class

Fidelity® VIP Equity-Income Portfolio – Initial Class

Janus Aspen Balanced Portfolio – Institutional Shares

Janus Aspen Worldwide Portfolio – Institutional Shares

T. Rowe Price Equity Income Portfolio

UIF Emerging Markets Equity Portfolio – Class I

MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

Dear Policyowner:

We’re pleased to present the December 31, 2011 Annual Report for your New York Life Insurance and Annuity Corporation variable universal life policy.

Depending on where your premiums were invested as of December 31, 2011, your Annual Report package may contain the following:

•	The New York Life Insurance and Annuity Corporation Annual Report, which contains the Separate Account financial information;

•	The Annual Report for the Investment Divisions available from the MainStay VP Funds Trust; and

•	The Annual Reports for the Investment Divisions (other than portfolios of the MainStay VP Funds Trust) you were invested in as of 12/31/11.

The reports contain financial statements, notes and highlights, and other pertinent data for the Investment Divisions. In addition, some of the portfolio managers provide a discussion of their portfolio’s performance. For current overall month-end performance information, please visit www.newyorklife.com.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives. If you would like additional information about your policy or about the Investment Divisions available to you, your Registered Representative can obtain it for you.

Even in difficult economic times we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

February 2012

Statement of Assets and Liabilities

As of December 31, 2011

	MainStay VP Bond— Initial Class	MainStay VP Cash Management	MainStay VP Common Stock— Initial Class

ASSETS:
Investments, at net asset value	$48,339,184	$123,576,896	$101,380,707
Dividends due and accrued	—	1,087	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	13,047	22

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	7	270	645

Total net assets	$48,339,177	$123,590,760	$101,380,084

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$884,652	$7,597,625	$1,122,569
Series II Policies	—	736,662	92,454,130
Series III Policies	47,454,525	115,256,473	7,803,385

Total net assets	$48,339,177	$123,590,760	$101,380,084

Series I Variable accumulation unit value	$20.51	$1.31	$13.21

Series II Variable accumulation unit value	$—	$1.15	$15.47

Series III Variable accumulation unit value	$15.11	$1.16	$12.72

Identified Cost of Investment	$47,800,619	$123,579,660	$109,940,697

Not all Investment Divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

MainStay VP Convertible— Initial Class	MainStay VP Floating Rate— Initial Class	MainStay VP Government— Initial Class	MainStay VP Growth Equity— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class

$745,930	$864,285	$2,440,870	$6,790,441	$20,931,627	$216,856,702	$6,650,068
—	3,424	—	—	—	—	—
2	9	—	—	2,943	266	—

3	—	—	2	1	1,417	55

$745,929	$867,718	$2,440,870	$6,790,439	$20,934,569	$216,855,551	$6,650,013

$253	$—	$—	$253,789	$36,311	$831,759	$6,650,013
504,017	—	—	—	79,004	205,086,753	—
241,659	867,718	2,440,870	6,536,650	20,819,254	10,937,039	—

$745,929	$867,718	$2,440,870	$6,790,439	$20,934,569	$216,855,551	$6,650,013

$13.73	$—	$19.15	$11.19	$24.10	$14.05	$11.91

$18.11	$10.59	$12.22	$11.90	$22.17	$15.43	$—

$15.47	$12.34	$14.69	$11.99	$16.77	$13.60	$—

$732,258	$869,144	$2,441,282	$6,007,939	$21,165,755	$224,377,594	$6,814,410

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	MainStay VP International Equity— Initial Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP Mid Cap Core— Initial Class

ASSETS:
Investments, at net asset value	$40,407,279	$72,522	$48,711,471
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	824	—	825

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	225	1	303

Total net assets	$40,407,878	$72,521	$48,711,993

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$27,023,328	$70,144	$—
Series II Policies	526,546	—	44,082,460
Series III Policies	12,858,004	2,377	4,629,533

Total net assets	$40,407,878	$72,521	$48,711,993

Series I Variable accumulation unit value	$15.10	$7.55	$—

Series II Variable accumulation unit value	$17.00	$12.00	$20.94

Series III Variable accumulation unit value	$13.46	$13.23	$15.66

Identified Cost of Investment	$50,179,157	$52,528	$47,718,388

Not all Investment Divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

MainStay VP S&P 500 Index— Initial Class	MainStay VP U.S. Small Cap— Initial Class	Alger Small Cap Growth Portfolio— Class I-2 Shares	Alger SMid Cap Growth Portfolio— Class I-2 Shares	AllianceBernstein VPS International Value Portfolio— Class A Shares	AllianceBernstein VPS Small/ Mid Cap Value Portfolio— Class A Shares	American Century® VP Value— Class II

$135,732,913	$6,885,750	$12,538	$123,929	$593,350	$1,996,763	$2,905,766
—	—	—	—	—	—	—

9	—	—	—	—	824	446

993	—	—	—	—	—	4

$135,731,929	$6,885,750	$12,538	$123,929	$593,350	$1,997,587	$2,906,208

$119,945,919	$—	$—	$—	$—	$—	$—
440,375	—	—	—	—	—	611,240
15,345,635	6,885,750	12,538	123,929	593,350	1,997,587	2,294,968

$135,731,929	$6,885,750	$12,538	$123,929	$593,350	$1,997,587	$2,906,208

$13.06	$—	$13.85	$—	$—	$—	$—

$13.37	$—	$15.51	$—	$—	$—	$12.63

$12.81	$12.73	$16.43	$9.32	$4.93	$11.21	$11.67

$136,623,905	$6,207,879	$11,949	$134,388	$716,284	$1,941,190	$2,965,719

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	American Funds Asset Allocation Fund— Class 2 Shares	American Funds Global Growth Fund— Class 1 Shares	American Funds Global Small Capitalization Fund— Class 2 Shares

ASSETS:
Investments, at net asset value	$410,227	$726,835	$832,631
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	109	—	267

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—

Total net assets	$410,336	$726,835	$832,898

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$—	$—	$—
Series II Policies	—	—	2,550
Series III Policies	410,336	726,835	830,348

Total net assets	$410,336	$726,835	$832,898

Series I Variable accumulation unit value	$—	$—	$—

Series II Variable accumulation unit value	$—	$—	$6.57

Series III Variable accumulation unit value	$10.67	$10.23	$9.20

Identified Cost of Investment	$400,757	$755,999	$974,955

Not all Investment Divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

American Funds Growth Fund— Class 2 Shares	American Funds Growth-Income Fund— Class 2 Shares	American Funds International Fund— Class 2 Shares	Calvert VP SRI Balanced Portfolio	Davis Value Portfolio	Delaware VIP International Value Equity Series— Standard Class	Dreyfus IP Technology Growth— Initial Shares

$7,089,595	$568,394	$8,785,073	$14,263	$595,127	$1,450,942	$1,867,540
—	—	—	—	—	—	—
13	550	4,826	—	—	—	560

—	—	—	—	—	—	—

$7,089,608	$568,944	$8,789,899	$14,263	$595,127	$1,450,942	$1,868,100

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
7,089,608	568,944	8,789,899	14,263	595,127	1,450,942	1,868,100

$7,089,608	$568,944	$8,789,899	$14,263	$595,127	$1,450,942	$1,868,100

$—	$—	$—	$13.90	$—	$—	$—

$5.23	$—	$10.68	$—	$10.85	$—	$11.51

$9.93	$8.78	$9.09	$12.83	$10.03	$6.13	$13.39

$6,956,752	$527,598	$9,713,175	$15,561	$651,549	$1,735,658	$1,635,894

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	Dreyfus VIF Opportunistic Small Cap— Initial Shares	DWS Dreman Small Mid Cap Value VIP— Class A Shares	DWS Global Small Cap Growth VIP— Class A Shares

ASSETS:
Investments, at net asset value	$14,783	$2,800,968	$111,681
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	202	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—

Total net assets	$14,783	$2,801,170	$111,681

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$—	$—	$—
Series II Policies	—	—	—
Series III Policies	14,783	2,801,170	111,681

Total net assets	$14,783	$2,801,170	$111,681

Series I Variable accumulation unit value	$—	$—	$—

Series II Variable accumulation unit value	$10.78	$—	$—

Series III Variable accumulation unit value	$8.93	$9.28	$8.85

Identified Cost of Investment	$20,159	$2,713,887	$124,907

Not all Investment Divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

DWS Small Cap Index VIP— Class A Shares	Fidelity® VIP Contrafund®— Initial Class	Fidelity® VIP Equity- Income— Initial Class	Fidelity® VIP Freedom 2010 Portfolio— Initial Class	Fidelity® VIP Freedom 2020 Portfolio— Initial Class	Fidelity® VIP Freedom 2030 Portfolio— Initial Class	Fidelity® VIP Freedom 2040 Portfolio— Initial Class

$11,176,838	$24,896,885	$4,159,766	$2,598,496	$8,093,315	$4,620,144	$887,819
—	—	—	—	—	—	—

1,648	2,540	19	405	864	4,427	1,006

—	9	—	—	—	—	—

$11,178,486	$24,899,416	$4,159,785	$2,598,901	$8,094,179	$4,624,571	$888,825

$—	$125,749	$581	$—	$—	$—	$—
—	1,144,464	2,731	—	4,618	—	—
11,178,486	23,629,203	4,156,473	2,598,901	8,089,561	4,624,571	888,825

$11,178,486	$24,899,416	$4,159,785	$2,598,901	$8,094,179	$4,624,571	$888,825

$—	$20.44	$13.60	$—	$—	$—	$—

$10.36	$18.29	$14.79	$10.91	$10.70	$—	$—

$13.59	$15.17	$12.14	$12.56	$12.15	$11.34	$11.47

$10,033,209	$22,069,894	$3,342,011	$2,587,477	$7,937,358	$3,932,222	$960,203

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	Fidelity® VIP Growth— Initial Class	Fidelity® VIP Index 500— Initial Class	Fidelity® VIP Investment Grade Bond— Initial Class

ASSETS:
Investments, at net asset value	$1,206,507	$55,157,058	$13,964,845
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	4,955	1,904

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	1	10

Total net assets	$1,206,507	$55,162,012	$13,966,739

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$—	$—	$—
Series II Policies	13,717	119,869	1,456,152
Series III Policies	1,192,790	55,042,143	12,510,587

Total net assets	$1,206,507	$55,162,012	$13,966,739

Series I Variable accumulation unit value	$—	$—	$—

Series II Variable accumulation unit value	$12.34	$15.68	$16.81

Series III Variable accumulation unit value	$12.00	$12.88	$14.92

Identified Cost of Investment	$1,135,219	$53,350,447	$13,758,846

Not all Investment Divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Fidelity® VIP Mid Cap— Initial Class	Fidelity® VIP Money Market— Initial Class	Fidelity® VIP Overseas— Initial Class	Fidelity® VIP Value Leaders— Initial Class	Fidelity® VIP Value Strategies— Service Class 2	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. International Growth Fund— Series I Shares

$29,691,740	$23,453,720	$9,819,451	$4,406	$270,420	$2,101,490	$7,658,755
—	2,893	—	—	—	—	—
3,301	44,852	1,006	—	39	762	1,374

6	—	—	—	—	—	—

$29,695,035	$23,501,465	$9,820,457	$4,406	$270,459	$2,102,252	$7,660,129

$—	$—	$—	$—	$—	$—	$—
834,354	—	7,828	—	—	64,712	—
28,860,681	23,501,465	9,812,629	4,406	270,459	2,037,540	7,660,129

$29,695,035	$23,501,465	$9,820,457	$4,406	$270,459	$2,102,252	$7,660,129

$—	$—	$—	$—	$—	$—	$—

$22.03	$—	$9.10	$—	$—	$8.25	$—

$17.46	$10.05	$11.49	$12.90	$13.10	$9.36	$11.46

$30,377,460	$23,453,720	$10,661,490	$4,663	$262,838	$2,128,585	$7,214,941

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	Invesco V.I. Mid Cap Core Equity Fund— Series I Shares	Invesco Van Kampen V.I. Mid Cap Value Fund— Series I Shares	Janus Aspen Balanced Portfolio— Institutional Shares

ASSETS:
Investments, at net asset value	$3,161,023	$1,486,903	$9,520,124
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	101	101	940

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	13

Total net assets	$3,161,124	$1,487,004	$9,521,051

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$—	$—	$134,739
Series II Policies	—	—	1,714,873
Series III Policies	3,161,124	1,487,004	7,671,439

Total net assets	$3,161,124	$1,487,004	$9,521,051

Series I Variable accumulation unit value	$—	$—	$23.46

Series II Variable accumulation unit value	$—	$—	$17.38

Series III Variable accumulation unit value	$10.18	$20.67	$16.38

Identified Cost of Investment	$3,239,074	$1,356,210	$9,518,796

Not all Investment Divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Janus Aspen Enterprise Portfolio— Institutional Shares	Janus Aspen Forty Portfolio— Institutional Shares	Janus Aspen Worldwide Portfolio— Institutional Shares	Lazard Retirement International Equity Portfolio— Service Shares	Lord Abbett Series Fund— Mid-Cap Value Portfolio	LVIP Baron Growth Opportunities Fund— Service Class	MFS® Global Tactical Allocation— Initial Class

$4,212,229	$6,957,624	$327,700	$3,015,684	$4,760,737	$4,369,711	$4,659
—	—	—	—	—	—	—
1,099	521	—	59	1,783	549	—

—	—	1	1	—	—	—

$4,213,328	$6,958,145	$327,699	$3,015,742	$4,762,520	$4,370,260	$4,659

$—	$—	$139,839	$—	$—	$—	$—
—	—	—	112,326	26,499	7,095	—
4,213,328	6,958,145	187,860	2,903,416	4,736,021	4,363,165	4,659

$4,213,328	$6,958,145	$327,699	$3,015,742	$4,762,520	$4,370,260	$4,659

$—	$—	$10.94	$—	$—	$—	$—

$—	$—	$9.77	$9.24	$16.56	$10.05	$—

$17.64	$12.48	$10.17	$11.17	$13.08	$13.27	$10.63

$3,910,617	$7,303,607	$370,854	$3,210,351	$4,490,096	$4,032,215	$4,798

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	MFS® Investors Trust Series— Initial Class	MFS® New Discovery Series— Initial Class	MFS® Utilities Series— Initial Class

ASSETS:
Investments, at net asset value	$63,090	$8,917	$2,339,313
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	1,125

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	1

Total net assets	$63,090	$8,917	$2,340,437

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$—	$—	$—
Series II Policies	63,090	—	75,072
Series III Policies	—	8,917	2,265,365

Total net assets	$63,090	$8,917	$2,340,437

Series I Variable accumulation unit value	$—	$—	$—

Series II Variable accumulation unit value	$15.62	$—	$17.43

Series III Variable accumulation unit value	$—	$14.71	$19.46

Identified Cost of Investment	$60,206	$9,313	$2,059,109

Not all Investment Divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

MFS® Value Series— Initial Class	Neuberger Berman AMT Partners Portfolio— Class I Shares	Oppenheimer Capital Appreciation Fund/VA— Non-Service Shares	Oppenheimer Core Bond Fund/VA— Non-Service Shares	PIMCO Global Bond (Unhedged)— Administrative Class Shares	PIMCO High Yield— Administrative Class Shares	PIMCO Long-Term U.S. Government— Administrative Class Shares

$9,557,676	$259,875	$97,618	$1,226	$2,275,186	$511,382	$193,838
—	—	—	—	5,350	3,008	316
824	1,143	9	—	—	42	9

—	—	—	—	—	—	—

$9,558,500	$261,018	$97,627	$1,226	$2,280,536	$514,432	$194,163

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
9,558,500	261,018	97,627	1,226	2,280,536	514,432	194,163

$9,558,500	$261,018	$97,627	$1,226	$2,280,536	$514,432	$194,163

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—

$13.29	$8.11	$9.54	$9.88	$13.59	$11.31	$19.07

$9,112,543	$277,524	$94,640	$1,219	$2,296,555	$530,682	$162,909

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	PIMCO Low Duration— Administrative Class Shares	PIMCO Real Return— Administrative Class Shares	PIMCO Total Return— Administrative Class Shares

ASSETS:
Investments, at net asset value	$2,802,719	$12,694,050	$46,273,908
Dividends due and accrued	5,607	1,640	112,937
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	59	1,719	2,379

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—

Total net assets	$2,808,385	$12,697,409	$46,389,224

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$—	$—	$—
Series II Policies	—	3,024	8,495
Series III Policies	2,808,385	12,694,385	46,380,729

Total net assets	$2,808,385	$12,697,409	$46,389,224

Series I Variable accumulation unit value	$—	$—	$—

Series II Variable accumulation unit value	$10.50	$15.05	$13.41

Series III Variable accumulation unit value	$13.60	$15.32	$16.03

Identified Cost of Investment	$2,817,519	$12,166,618	$46,907,584

Not all Investment Divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Royce Micro-Cap Portfolio— Investment Class	Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Income Portfolio	T. Rowe Price Index 500 Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio

$5,627,219	$7,400,508	$15,209,466	$20,172,314	$502,675	$4,908,545	$3,788,785
—	—	—	—	—	—	7,477
1,521	1,180	1,673	3,528	54	64	5,387

—	—	—	9	—	4	—

$5,628,740	$7,401,688	$15,211,139	$20,175,833	$502,729	$4,908,605	$3,801,649

$—	$—	$—	$354,678	$—	$—	$—
54,293	—	—	852,934	—	588,122	5,530
5,574,447	7,401,688	15,211,139	18,968,221	502,729	4,320,483	3,796,119

$5,628,740	$7,401,688	$15,211,139	$20,175,833	$502,729	$4,908,605	$3,801,649

$—	$—	$—	$15.96	$—	$—	$—

$15.59	$11.26	$13.99	$13.84	$—	$13.49	$13.46

$15.87	$13.16	$13.87	$13.04	$11.82	$13.61	$12.94

$5,642,259	$7,324,869	$13,122,185	$19,592,539	$456,320	$5,159,468	$3,837,511

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	T. Rowe Price New America Growth Portfolio	T. Rowe Price Personal Strategy Balanced Portfolio	TOPS™ Protected Growth ETF Portfolio— Class 2 Shares

ASSETS:
Investments, at net asset value	$5,887,638	$16,250,547	$5,073,017
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	506	5,006	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—

Total net assets	$5,888,144	$16,255,553	$5,073,017

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$—	$—	$—
Series II Policies	—	—	—
Series III Policies	5,888,144	16,255,553	5,073,017

Total net assets	$5,888,144	$16,255,553	$5,073,017

Series I Variable accumulation unit value	$—	$—	$—

Series II Variable accumulation unit value	$15.48	$—	$—

Series III Variable accumulation unit value	$14.42	$14.69	$10.10

Identified Cost of Investment	$5,790,398	$15,019,453	$5,067,632

Not all Investment Divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

UIF Emerging Markets Debt Portfolio— Class I	UIF Emerging Markets Equity Portfolio— Class I	UIF U.S. Real Estate Portfolio— Class I	Van Eck VIP Global Bond Fund— Initial Class	Van Eck VIP Global Hard Assets— Initial Class	Van Eck VIP Multi-Manager Alternatives— Initial Class

$3,155,726	$10,133,310	$7,381,071	$1,255,941	$2,186,578	$45,634
—	—	—	—	—	—
26	3,637	1,233	26	68	—

—	2	1	—	—	—

$3,155,752	$10,136,945	$7,382,303	$1,255,967	$2,186,646	$45,634

$—	$199,891	$—	$—	$—	$—
67,403	70,960	68,733	6,025	—	—
3,088,349	9,866,094	7,313,570	1,249,942	2,186,646	45,634

$3,155,752	$10,136,945	$7,382,303	$1,255,967	$2,186,646	$45,634

$—	$22.91	$—	$—	$—	$—

$17.14	$16.56	$24.35	$12.83	$—	$—

$18.66	$20.60	$20.11	$12.94	$8.06	$11.40

$3,148,233	$10,271,416	$5,953,349	$1,247,096	$2,458,969	$45,459

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations

For the year ended December 31, 2011

	MainStay VP Bond— Initial Class	MainStay VP Cash Management	MainStay VP Common Stock— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$1,400,516	$13,293	$1,565,949
Mortality and expense risk charges	(82,017)	(440,492)	(261,526)

Net investment income (loss)	1,318,499	(427,199)	1,304,423

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,630,890	56,471,120	10,188,333
Cost of investments sold	(1,589,324)	(56,476,117)	(6,726,507)

Net realized gain (loss) on investments	41,566	(4,997)	3,461,826
Realized gain distribution received	650,392	—	—
Change in unrealized appreciation (depreciation) on investments	517,479	7,611	(3,152,248)

Net gain (loss) on investments	1,209,437	2,614	309,578

Net increase (decrease) in net assets resulting from operations	$2,527,936	$(424,585)	$1,614,001

	MainStay VP International Equity— Initial Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP Mid Cap Core— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$1,597,785	$—	$444,684
Mortality and expense risk charges	(157,528)	(246)	(129,139)

Net investment income (loss)	1,440,257	(246)	315,545

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	11,554,020	15,559	1,873,849
Cost of investments sold	(12,361,559)	(10,644)	(1,514,268)

Net realized gain (loss) on investments	(807,539)	4,915	359,581
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	(8,995,122)	(4,211)	(2,390,882)

Net gain (loss) on investments	(9,802,661)	704	(2,031,301)

Net increase (decrease) in net assets resulting from operations	$(8,362,404)	$458	$(1,715,756)

Not all Investment Divisions are available under all policies.

(a)	For the period March 2, 2011 (Commencement of Investments) through December 31, 2011.
(b)	For the period December 21, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

MainStay VP Convertible— Initial Class	MainStay VP Floating Rate— Initial Class	MainStay VP Government— Initial Class	MainStay VP Growth Equity— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class

$22,900	$38,308	$74,538	$36,407	$1,426,935	$3,208,093	$274,480
(3,331)	(3,388)	(10,338)	(21,383)	(88,082)	(559,584)	(16,362)

19,569	34,920	64,200	15,024	1,338,853	2,648,509	258,118

482,093	344,727	450,950	4,682,474	16,728,713	10,481,676	645,408
(516,412)	(314,873)	(434,340)	(4,395,966)	(14,413,224)	(10,518,966)	(660,869)

(34,319)	29,854	16,610	286,508	2,315,489	(37,290)	(15,461)
—	—	18,531	—	—	—	—
(74,875)	(50,438)	25,547	(339,076)	(2,331,898)	(6,190,618)	(164,343)

(109,194)	(20,584)	60,688	(52,568)	(16,409)	(6,227,908)	(179,804)

$(89,625)	$14,336	$124,888	$(37,544)	$1,322,444	$(3,579,399)	$78,314

MainStay VP S&P 500 Index— Initial Class	MainStay VP U.S. Small Cap— Initial Class	Alger Small Cap Growth Portfolio— Class I-2 Shares	Alger SMid Cap Growth Portfolio— Class I-2 Shares	AllianceBernstein VPS International Value Portfolio— Class A Shares	AllianceBernstein VPS Small/ Mid Cap Value Portfolio— Class A Shares	American Century® VP Value— Class II

$2,384,203	$68,045	$—	$—	$24,809	$10,718	$50,932
(431,803)	(20,027)	(758)	(981)	(3,276)	(8,341)	(10,407)

1,952,400	48,018	(758)	(981)	21,533	2,377	40,525

19,140,391	2,936,248	630,627	271,287	861,031	874,901	263,219
(18,215,209)	(2,316,294)	(603,155)	(268,429)	(799,426)	(571,875)	(202,828)

925,182	619,954	27,472	2,858	61,605	303,026	60,391
—	—	—	555	—	—	—
(508,916)	(868,887)	(3,320)	(26,504)	(190,032)	(520,323)	(124,885)

416,266	(248,933)	24,152	(23,091)	(128,427)	(217,297)	(64,494)

$2,368,666	$(200,915)	$23,394	$(24,072)	$(106,894)	$(214,920)	$(23,969)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations (Continued)

For the year ended December 31, 2011

	American Funds Asset Allocation Fund— Class 2 Shares	American Funds Global Growth Fund— Class 1 Shares	American Funds Global Small Capitalization Fund— Class 2 Shares

INVESTMENT INCOME (LOSS):
Dividend income	$8,083	$10,593	$12,807
Mortality and expense risk charges	(1,921)	(1,329)	(4,008)

Net investment income (loss)	6,162	9,264	8,799

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	260,110	9,350	398,190
Cost of investments sold	(238,878)	(9,019)	(357,081)

Net realized gain (loss) on investments	21,232	331	41,109
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	(27,346)	(39,831)	(261,162)

Net gain (loss) on investments	(6,114)	(39,500)	(220,053)

Net increase (decrease) in net assets resulting from operations	$48	$(30,236)	$(211,254)

	Dreyfus VIF Opportunistic Small Cap— Initial Shares	DWS Dreman Small Mid Cap Value VIP— Class A Shares	DWS Global Small Cap Growth VIP— Class A Shares

INVESTMENT INCOME (LOSS):
Dividend income	$62	$21,540	$1,264
Mortality and expense risk charges	(71)	(9,916)	(162)

Net investment income (loss)	(9)	11,624	1,102

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	754	366,270	9,229
Cost of investments sold	(1,003)	(298,928)	(8,246)

Net realized gain (loss) on investments	(249)	67,342	983
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	(2,021)	(201,001)	(14,325)

Net gain (loss) on investments	(2,270)	(133,659)	(13,342)

Net increase (decrease) in net assets resulting from operations	$(2,279)	$(122,035)	$(12,240)

Not all Investment Divisions are available under all policies.

(a)	For the period March 2, 2011 (Commencement of Investments) through December 31, 2011.
(b)	For the period December 21, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

American Funds Growth Fund— Class 2 Shares	American Funds Growth-Income Fund— Class 2 Shares	American Funds International Fund— Class 2 Shares	Calvert VP SRI Balanced Portfolio	Davis Value Portfolio	Delaware VIP International Value Equity Series— Standard Class	Dreyfus IP Technology Growth— Initial Shares

$50,613	$9,035	$175,365	$188	$5,352	$18,370	$—
(35,865)	(2,540)	(40,395)	(64)	(3,942)	(6,750)	(8,204)

14,748	6,495	134,970	124	1,410	11,620	(8,204)

3,974,079	34,800	2,505,762	315	898,209	74,047	110,898
(2,837,191)	(24,426)	(1,866,283)	(354)	(774,025)	(72,113)	(77,244)

1,136,888	10,374	639,479	(39)	124,184	1,934	33,654
—	—	—	—	47,450	—	—
(1,602,308)	(31,949)	(2,272,505)	483	(192,598)	(299,373)	(185,169)

(465,420)	(21,575)	(1,633,026)	444	(20,964)	(297,439)	(151,515)

$(450,672)	$(15,080)	$(1,498,056)	$568	$(19,554)	$(285,819)	$(159,719)

DWS Small Cap Index VIP— Class A Shares	Fidelity® VIP Contrafund®— Initial Class	Fidelity® VIP Equity- Income— Initial Class	Fidelity® VIP Freedom 2010 Portfolio— Initial Class	Fidelity® VIP Freedom 2020 Portfolio— Initial Class	Fidelity® VIP Freedom 2030 Portfolio— Initial Class	Fidelity® VIP Freedom 2040 Portfolio— Initial Class

$93,175	$262,392	$107,079	$56,100	$178,360	$99,858	$18,079
(46,270)	(123,221)	(18,253)	(9,671)	(36,857)	(21,837)	(3,713)

46,905	139,171	88,826	46,429	141,503	78,021	14,366

2,133,446	9,353,171	834,812	320,311	2,769,494	411,621	42,233
(1,316,910)	(9,652,634)	(755,037)	(251,724)	(2,423,695)	(442,742)	(43,732)

816,536	(299,463)	79,775	68,587	345,799	(31,121)	(1,499)
—	—	—	12,275	30,885	13,934	1,452
(1,428,884)	(660,041)	(121,602)	(129,595)	(657,543)	(207,065)	(72,048)

(612,348)	(959,504)	(41,827)	(48,733)	(280,859)	(224,252)	(72,095)

$(565,443)	$(820,333)	$46,999	$(2,304)	$(139,356)	$(146,231)	$(57,729)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations (Continued)

For the year ended December 31, 2011

	Fidelity® VIP Growth— Initial Class	Fidelity® VIP Index 500— Initial Class	Fidelity® VIP Investment Grade Bond— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$4,647	$1,109,596	$623,401
Mortality and expense risk charges	(4,431)	(217,508)	(47,692)

Net investment income (loss)	216	892,088	575,709

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	451,579	5,278,239	2,496,589
Cost of investments sold	(274,569)	(6,847,630)	(2,359,936)

Net realized gain (loss) on investments	177,010	(1,569,391)	136,653
Realized gain distribution received	3,687	1,036,537	135,863
Change in unrealized appreciation (depreciation) on investments	(163,937)	293,998	(106,874)

Net gain (loss) on investments	16,760	(238,856)	165,642

Net increase (decrease) in net assets resulting from operations	$16,976	$653,232	$741,351

	Invesco V.I. Mid Cap Core Equity Fund— Series I Shares	Invesco Van Kampen V.I. Mid Cap Value Fund— Series I Shares	Janus Aspen Balanced Portfolio— Institutional Shares

INVESTMENT INCOME (LOSS):
Dividend income	$939	$9,370	$242,319
Mortality and expense risk charges	(1,695)	(5,767)	(48,987)

Net investment income (loss)	(756)	3,603	193,332

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	60,399	111,209	12,298,423
Cost of investments sold	(56,919)	(65,497)	(10,344,614)

Net realized gain (loss) on investments	3,480	45,712	1,953,809
Realized gain distribution received	—	—	522,591
Change in unrealized appreciation (depreciation) on investments	(84,678)	(46,622)	(2,140,170)

Net gain (loss) on investments	(81,198)	(910)	336,230

Net increase (decrease) in net assets resulting from operations	$(81,954)	$2,693	$529,562

Not all Investment Divisions are available under all policies.

(a)	For the period March 2, 2011 (Commencement of Investments) through December 31, 2011.
(b)	For the period December 21, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Fidelity® VIP Mid Cap— Initial Class	Fidelity® VIP Money Market— Initial Class	Fidelity® VIP Overseas— Initial Class	Fidelity® VIP Value Leaders— Initial Class	Fidelity® VIP Value Strategies— Service Class 2	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. International Growth Fund— Series I Shares

$85,077	$20,751	$166,915	$69	$2,220	$89,819	$123,775
(147,846)	(83,506)	(39,513)	(25)	(1,442)	(8,833)	(36,957)

(62,769)	(62,755)	127,402	44	778	80,986	86,818

16,973,379	4,338,192	3,066,243	953	99,008	547,083	1,970,766
(11,860,783)	(4,338,192)	(3,089,191)	(918)	(63,841)	(456,129)	(2,242,124)

5,112,596	—	(22,948)	35	35,167	90,954	(271,358)
56,377	—	17,001	—	—	—	—
(8,867,106)	—	(1,799,327)	(541)	(65,466)	(339,497)	(422,532)

(3,698,133)	—	(1,805,274)	(506)	(30,299)	(248,543)	(693,890)

$(3,760,902)	$(62,755)	$(1,677,872)	$(462)	$(29,521)	$(167,557)	$(607,072)

Janus Aspen Enterprise Portfolio— Institutional Shares	Janus Aspen Forty Portfolio— Institutional Shares	Janus Aspen Worldwide Portfolio— Institutional Shares	Lazard Retirement International Equity Portfolio— Service Shares	Lord Abbett Series Fund— Mid-Cap Value Portfolio	LVIP Baron Growth Opportunities Fund— Service Class	MFS® Global Tactical Allocation— Initial Class(a)

$—	$27,559	$3,339	$67,335	$10,600	$—	$259
(21,441)	(37,570)	(2,891)	(15,615)	(26,819)	(19,018)	(52)

(21,441)	(10,011)	448	51,720	(16,219)	(19,018)	207

4,635,349	6,351,238	972,178	1,129,184	2,295,519	2,138,092	22,052
(3,080,098)	(5,493,170)	(970,591)	(1,001,185)	(1,446,761)	(1,509,036)	(22,952)

1,555,251	858,068	1,587	127,999	848,758	629,056	(900)
—	—	—	—	—	—	109
(1,579,971)	(1,446,722)	(110,027)	(495,293)	(1,043,785)	(483,314)	(139)

(24,720)	(588,654)	(108,440)	(367,294)	(195,027)	145,742	(930)

$(46,161)	$(598,665)	$(107,992)	$(315,574)	$(211,246)	$126,724	$(723)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations (Continued)

For the year ended December 31, 2011

	MFS® Investors Trust Series— Initial Class	MFS® New Discovery Series— Initial Class	MFS® Utilities Series— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$610	$—	$70,358
Mortality and expense risk charges	(176)	(45)	(9,500)

Net investment income (loss)	434	(45)	60,858

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	23,997	592	610,895
Cost of investments sold	(19,822)	(520)	(546,008)

Net realized gain (loss) on investments	4,175	72	64,887
Realized gain distribution received	—	1,199	—
Change in unrealized appreciation (depreciation) on investments	(5,370)	(2,250)	6,709

Net gain (loss) on investments	(1,195)	(979)	71,596

Net increase (decrease) in net assets resulting from operations	$(761)	$(1,024)	$132,454

	PIMCO Low Duration— Administrative Class Shares	PIMCO Real Return— Administrative Class Shares	PIMCO Total Return— Administrative Class Shares

INVESTMENT INCOME (LOSS):
Dividend income	$40,741	$246,844	$1,184,305
Mortality and expense risk charges	(26,745)	(47,131)	(197,444)

Net investment income (loss)	13,996	199,713	986,861

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,892,412	6,192,008	15,426,815
Cost of investments sold	(1,835,790)	(5,477,776)	(14,410,032)

Net realized gain (loss) on investments	56,622	714,232	1,016,783
Realized gain distribution received	—	352,858	653,219
Change in unrealized appreciation (depreciation) on investments	(78,502)	7,429	(1,276,936)

Net gain (loss) on investments	(21,880)	1,074,519	393,066

Net increase (decrease) in net assets resulting from operations	$(7,884)	$1,274,232	$1,379,927

Not all Investment Divisions are available under all policies.

(a)	For the period March 2, 2011 (Commencement of Investments) through December 31, 2011.
(b)	For the period December 21, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

MFS® Value Series— Initial Class	Neuberger Berman AMT Partners Portfolio— Class I Shares	Oppenheimer Capital Appreciation Fund/VA— Non-Service Shares	Oppenheimer Core Bond Fund/VA— Non-Service Shares	PIMCO Global Bond (Unhedged)— Administrative Class Shares	PIMCO High Yield— Administrative Class Shares(b)	PIMCO Long-Term U.S. Government— Administrative Class Shares

$94,431	$—	$317	$70	$40,944	$22,026	$4,303
(27,441)	(1,316)	(389)	(6)	(3,054)	(230)	(724)

66,990	(1,316)	(72)	64	37,890	21,796	3,579

1,110,668	226,773	4,578	61	606,834	213,631	23,591
(1,002,299)	(194,119)	(4,310)	(62)	(545,923)	(214,529)	(25,234)

108,369	32,654	268	(1)	60,911	(898)	(1,643)
25,541	—	—	—	49,983	—	3,901
90,888	(54,304)	(2,024)	27	(54,465)	(19,299)	33,468

224,798	(21,650)	(1,756)	26	56,429	(20,197)	35,726

$291,788	$(22,966)	$(1,828)	$90	$94,319	$1,599	$39,305

Royce Micro-Cap Portfolio— Investment Class	Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Income Portfolio	T. Rowe Price Index 500 Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio

$152,395	$25,959	$—	$395,045	$5,678	$86,302	$98,489
(28,175)	(30,890)	(64,041)	(102,013)	(1,177)	(12,255)	(18,779)

124,220	(4,931)	(64,041)	293,032	4,501	74,047	79,710

2,665,161	6,153,202	3,662,063	10,123,394	28,503	490,340	2,867,823
(1,585,053)	(3,886,147)	(3,400,421)	(7,883,785)	(28,417)	(421,779)	(2,887,848)

1,080,108	2,267,055	261,642	2,239,609	86	68,561	(20,025)
—	—	—	—	—	—	31,235
(1,962,447)	(2,471,385)	(65,180)	(3,204,102)	9,564	(628,811)	(33,804)

(882,339)	(204,330)	196,462	(964,493)	9,650	(560,250)	(22,594)

$(758,119)	$(209,261)	$132,421	$(671,461)	$14,151	$(486,203)	$57,116

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations (Continued)

For the year ended December 31, 2011

	T. Rowe Price New America Growth Portfolio	T. Rowe Price Personal Strategy Balanced Portfolio	TOPS™ Protected Growth ETF Portfolio— Class 2 Shares(b)

INVESTMENT INCOME (LOSS):
Dividend income	$13,052	$335,565	$—
Mortality and expense risk charges	(24,227)	(83,107)	—

Net investment income (loss)	(11,175)	252,458	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	721,525	16,246,497	—
Cost of investments sold	(443,747)	(12,463,787)	—

Net realized gain (loss) on investments	277,778	3,782,710	—
Realized gain distribution received	454,195	—	—
Change in unrealized appreciation (depreciation) on investments	(826,805)	(3,818,660)	5,385

Net gain (loss) on investments	(94,832)	(35,950)	5,385

Net increase (decrease) in net assets resulting from operations	$(106,007)	$216,508	$5,385

Not all Investment Divisions are available under all policies.

(a)	For the period March 2, 2011 (Commencement of Investments) through December 31, 2011.
(b)	For the period December 21, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

UIF Emerging Markets Debt Portfolio— Class I	UIF Emerging Markets Equity Portfolio— Class I	UIF U.S. Real Estate Portfolio— Class I	Van Eck VIP Global Bond Fund— Initial Class	Van Eck VIP Global Hard Assets— Initial Class	Van Eck VIP Multi-Manager Alternatives— Initial Class

$128,741	$46,883	$71,185	$92,831	$26,430	$1,956
(9,855)	(46,151)	(25,319)	(5,780)	(10,032)	(1,174)

118,886	732	45,866	87,051	16,398	782

2,600,736	4,654,927	4,040,751	91,937	901,969	430,829
(2,501,688)	(4,252,433)	(2,208,931)	(91,545)	(745,619)	(434,290)

99,048	402,494	1,831,820	392	156,350	(3,461)
40,103	—	—	23,667	28,300	1,222
(63,063)	(2,692,476)	(1,412,886)	(24,104)	(691,566)	(8,338)

76,088	(2,289,982)	418,934	(45)	(506,916)	(10,577)

$194,974	$(2,289,250)	$464,800	$87,006	$(490,518)	$(9,795)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets

For the years ended December 31, 2011

and December 31, 2010

	MainStay VP Bond— Initial Class		MainStay VP Cash Management
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,318,499	$100,995	$(427,199)	$(438,346)
Net realized gain (loss) on investments	41,566	122,185	(4,997)	(1,362)
Realized gain distribution received	650,392	48,482	—	—
Change in unrealized appreciation (depreciation) on investments	517,479	(18,744)	7,611	(11,546)

Net increase (decrease) in net assets resulting from operations	2,527,936	252,918	(424,585)	(451,254)

Contributions and (withdrawals):
Payments received from policyowners	305,770	488,167	25,880,356	60,685,593
Cost of insurance	(269,168)	(88,518)	(2,122,299)	(2,366,577)
Policyowners’ surrenders	(47,469)	(977,801)	(2,786,131)	(7,022,949)
Net transfers from (to) Fixed Account	890,527	12,960	(22,629,835)	2,208,044
Transfers between Investment Divisions	40,860,886	769,552	(10,954,365)	(43,933,438)
Policyowners’ death benefits	(7,277)	—	(59,820)	(100,781)

Net contributions and (withdrawals)	41,733,269	204,360	(12,672,094)	9,469,892

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	—

Increase (decrease) in net assets	44,261,205	457,278	(13,096,679)	9,018,638
NET ASSETS:
Beginning of year	4,077,972	3,620,694	136,687,439	127,668,801

End of year	$48,339,177	$4,077,972	$123,590,760	$136,687,439

	MainStay VP Growth Equity— Initial Class		MainStay VP High Yield Corporate Bond— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$15,024	$32,990	$1,338,853	$1,315,197
Net realized gain (loss) on investments	286,508	(18,849)	2,315,489	(390,789)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(339,076)	1,204,141	(2,331,898)	1,648,343

Net increase (decrease) in net assets resulting from operations	(37,544)	1,218,282	1,322,444	2,572,751

Contributions and (withdrawals):
Payments received from policyowners	4,509	126	1,537,848	1,117,736
Cost of insurance	(43,926)	(55,580)	(283,687)	(267,971)
Policyowners’ surrenders	—	—	(486,694)	(1,165,972)
Net transfers from (to) Fixed Account	(1,736,636)	400,708	(907,809)	209,490
Transfers between Investment Divisions	(2,610,430)	4,695,121	(5,072,226)	4,852,639
Policyowners’ death benefits	(116,018)	—	(21,608)	—

Net contributions and (withdrawals)	(4,502,501)	5,040,375	(5,234,176)	4,745,922

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	(2)

Increase (decrease) in net assets	(4,540,045)	6,258,657	(3,911,732)	7,318,671
NET ASSETS:
Beginning of year	11,330,484	5,071,827	24,846,301	17,527,630

End of year	$6,790,439	$11,330,484	$20,934,569	$24,846,301

Not all Investment Divisions are available under all policies.

(a)	For the period February 1, 2010 (Commencement of Investments) through December 31, 2010.
(b)	For the period March 2010 (Commencement of Investments) through December 2010.
(c)	For the period March 2, 2011 (Commencement of Investments) through December 31, 2011.
(d)	For the period December 21, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

MainStay VP Common Stock— Initial Class		MainStay VP Convertible— Initial Class		MainStay VP Floating Rate— Initial Class		MainStay VP Government— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

$1,304,423	$1,384,921	$19,569	$23,370	$34,920	$31,162	$64,200	$57,519
3,461,826	242,814	(34,319)	60,847	29,854	(10,343)	16,610	57,259
—	—	—	—	—	—	18,531	32,357
(3,152,248)	10,401,218	(74,875)	40,394	(50,438)	41,001	25,547	(37,096)

1,614,001	12,028,953	(89,625)	124,611	14,336	61,820	124,888	110,039

83,735	111,072	110,397	71,479	80,224	90,286	225,702	192,001
(678,312)	(657,452)	(11,612)	(7,679)	(21,321)	(35,106)	(60,088)	(58,210)
—	(429,225)	(39,544)	—	(25,192)	(229,438)	(5,650)	(180,429)
(3,874,295)	377,116	12,818	3,780	10,386	(1,636)	(100,285)	6,370
(5,072,192)	1,960,403	(51,340)	(3,266)	57,991	116,600	71,336	21,139
(141,165)	—	—	—	—	(683)	(10,302)	(4,340)

(9,682,229)	1,361,914	20,719	64,314	102,088	(59,977)	120,713	(23,469)

—	(541)	—	(4)	—	—	—	—

(8,068,228)	13,390,326	(68,906)	188,921	116,424	1,843	245,601	86,570

109,448,312	96,057,986	814,835	625,914	751,294	749,451	2,195,269	2,108,699

$101,380,084	$109,448,312	$745,929	$814,835	$867,718	$751,294	$2,440,870	$2,195,269

MainStay VP ICAP Select Equity— Initial Class		MainStay VP Income Builder— Initial Class		MainStay VP International Equity— Initial Class		MainStay VP Large Cap Growth— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

$2,648,509	$1,260,150	$258,118	$(325)	$1,440,257	$1,584,819	$(246)	$(241)
(37,290)	5,359	(15,461)	111,966	(807,539)	(3,995,293)	4,915	1,107
—	—	—	—	—	—	—	—
(6,190,618)	33,482,060	(164,343)	(94,933)	(8,995,122)	4,782,275	(4,211)	11,171

(3,579,399)	34,747,569	78,314	16,708	(8,362,404)	2,371,801	458	12,037

281,242	283,768	—	—	727,821	757,518	—	—
(1,443,601)	(1,319,506)	(74,401)	(1,868)	(1,303,094)	(1,432,387)	(6,564)	(6,224)
(74,231)	(124,287)	—	—	(51,354)	(120,776)	(8,749)	—
(3,112,312)	(2,218,478)	6,646,100	(486,553)	(2,421,133)	389,564	—	—
(4,352,492)	3,154,197	—	—	(4,597,214)	(1,562,625)	—	—
—	(486)	—	—	(268,732)	(164,040)	—	—

(8,701,394)	(224,792)	6,571,699	(488,421)	(7,913,706)	(2,132,746)	(15,313)	(6,224)

—	(1,867)	—	(3)	—	(165)	—	—

(12,280,793)	34,520,910	6,650,013	(471,716)	(16,276,110)	238,890	(14,855)	5,813

229,136,344	194,615,434	—	471,716	56,683,988	56,445,098	87,376	81,563

$216,855,551	$229,136,344	$6,650,013	$—	$40,407,878	$56,683,988	$72,521	$87,376

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	MainStay VP Mid Cap Core— Initial Class		MainStay VP S&P 500 Index— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$315,545	$40,114	$1,952,400	$2,056,410
Net realized gain (loss) on investments	359,581	1,455,085	925,182	(1,754,376)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(2,390,882)	8,523,745	(508,916)	18,508,953

Net increase (decrease) in net assets resulting from operations	(1,715,756)	10,018,944	2,368,666	18,810,987

Contributions and (withdrawals):
Payments received from policyowners	184,241	326,169	930,832	803,581
Cost of insurance	(341,016)	(321,205)	(4,629,490)	(4,489,457)
Policyowners’ surrenders	(332,822)	(958,634)	(121,183)	(144,004)
Net transfers from (to) Fixed Account	(30,309)	(5,857)	(4,340,500)	244,412
Transfers between Investment Divisions	2,595,900	(7,465,915)	(6,028,628)	(2,806,915)
Policyowners’ death benefits	—	—	(1,167,628)	(511,298)

Net contributions and (withdrawals)	2,075,994	(8,425,442)	(15,356,597)	(6,903,681)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(498)	—	(996)

Increase (decrease) in net assets	360,238	1,593,004	(12,987,931)	11,906,310
NET ASSETS:
Beginning of year	48,351,755	46,758,751	148,719,860	136,813,550

End of year	$48,711,993	$48,351,755	$135,731,929	$148,719,860

	AllianceBernstein VPS Small/Mid Cap Value Portfolio— Class A Shares		American Century® VP Value— Class II
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,377	$706	$40,525	$21,018
Net realized gain (loss) on investments	303,026	131,430	60,391	(19,056)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(520,323)	321,884	(124,885)	154,751

Net increase (decrease) in net assets resulting from operations	(214,920)	454,020	(23,969)	156,713

Contributions and (withdrawals):
Payments received from policyowners	131,441	104,193	317,361	115,114
Cost of insurance	(23,246)	(15,676)	(37,038)	(19,669)
Policyowners’ surrenders	(637)	—	(19,101)	—
Net transfers from (to) Fixed Account	267,111	(76,259)	85,989	7,247
Transfers between Investment Divisions	(429,469)	423,837	1,081,033	301,625
Policyowners’ death benefits	—	—	—	(6,444)

Net contributions and (withdrawals)	(54,800)	436,095	1,428,244	397,873

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	(3)

Increase (decrease) in net assets	(269,720)	890,115	1,404,275	554,583
NET ASSETS:
Beginning of year	2,267,307	1,377,192	1,501,933	947,350

End of year	$1,997,587	$2,267,307	$2,906,208	$1,501,933

Not all Investment Divisions are available under all policies.

(a)	For the period February 1, 2010 (Commencement of Investments) through December 31, 2010.
(b)	For the period March 2010 (Commencement of Investments) through December 2010.
(c)	For the period March 2, 2011 (Commencement of Investments) through December 31, 2011.
(d)	For the period December 21, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

MainStay VP U.S. Small Cap— Initial Class		Alger Small Cap Growth Portfolio— Class I-2 Shares		Alger SMid Cap Growth Portfolio— Class I-2 Shares		AllianceBernstein VPS International Value Portfolio— Class A Shares
2011	2010	2011	2010	2011	2010	2011	2010

$48,018	$(11,562)	$(758)	$(2,638)	$(981)	$(203)	$21,533	$26,092
619,954	8,144	27,472	(68,830)	2,858	(172)	61,605	331,188
—	—	—	—	555	48	—	—
(868,887)	1,457,777	(3,320)	195,231	(26,504)	11,193	(190,032)	(258,746)

(200,915)	1,454,359	23,394	123,763	(24,072)	10,866	(106,894)	98,534

92,024	38,323	442	—	26,704	14,312	189,841	244,165
(65,138)	(53,371)	(2,006)	(6,291)	(8,901)	(1,456)	(11,523)	(21,147)
—	—	—	(274,461)	(16,415)	—	(72,367)	(184,064)
(605,841)	(2,359)	—	—	285,185	5,351	(15,464)	(4,250)
(1,702,353)	5,945,740	(627,864)	(58,460)	(205,767)	11,520	(462,239)	(538,175)
(1,834)	—	—	—	—	—	—	—

(2,283,142)	5,928,333	(629,428)	(339,212)	80,806	29,727	(371,752)	(503,471)

—	—	—	—	—	—	—	—

(2,484,057)	7,382,692	(606,034)	(215,449)	56,734	40,593	(478,646)	(404,937)

9,369,807	1,987,115	618,572	834,021	67,195	26,602	1,071,996	1,476,933

$6,885,750	$9,369,807	$12,538	$618,572	$123,929	$67,195	$593,350	$1,071,996

American Funds Asset Allocation Fund— Class 2 Shares		American Funds Global Growth Fund— Class 1 Shares		American Funds Global Small Capitalization Fund— Class 2 Shares		American Funds Growth Fund— Class 2 Shares
2011	2010	2011	2010	2011	2010	2011	2010

$6,162	$6,417	$9,264	$2,989	$8,799	$6,905	$14,748	$19,855
21,232	143,976	331	15	41,109	103,822	1,136,888	432,036
—	—	—	—	—	—	—	—
(27,346)	(80,789)	(39,831)	10,667	(261,162)	3,923	(1,602,308)	826,071

48	69,604	(30,236)	13,671	(211,254)	114,650	(450,672)	1,277,962

41,361	51,929	32,332	1,394	156,594	43,284	584,758	387,914
(13,009)	(23,743)	(6,713)	(839)	(13,312)	(7,585)	(80,014)	(89,318)
(158,952)	(484,304)	—	—	(37,051)	(171,672)	(199,963)	(1,965,465)
36,290	(7,254)	50,240	53	73,972	42,106	50,135	(26,578)
71,883	(202,942)	423,059	243,801	155,036	243,863	(1,177,338)	2,107,430
—	—	—	—	—	—	(15,260)	—

(22,427)	(666,314)	498,918	244,409	335,239	149,996	(837,682)	413,983

—	—	—	—	—	—	—	—

(22,379)	(596,710)	468,682	258,080	123,985	264,646	(1,288,354)	1,691,945

432,715	1,029,425	258,153	73	708,913	444,267	8,377,962	6,686,017

$410,336	$432,715	$726,835	$258,153	$832,898	$708,913	$7,089,608	$8,377,962

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	American Funds Growth-Income Fund— Class 2 Shares		American Funds International Fund— Class 2 Shares
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$6,495	$4,495	$134,970	$151,386
Net realized gain (loss) on investments	10,374	8,566	639,479	136,989
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(31,949)	25,758	(2,272,505)	423,553

Net increase (decrease) in net assets resulting from operations	(15,080)	38,819	(1,498,056)	711,928

Contributions and (withdrawals):
Payments received from policyowners	114,199	30,278	989,375	484,451
Cost of insurance	(10,585)	(6,458)	(165,623)	(154,742)
Policyowners’ surrenders	(7,659)	—	(80,896)	(3,426,028)
Net transfers from (to) Fixed Account	11,657	—	666,819	275,450
Transfers between Investment Divisions	26,482	178,526	(887,776)	3,219,571
Policyowners’ death benefits	—	—	—	—

Net contributions and (withdrawals)	134,094	202,346	521,899	398,702

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	—

Increase (decrease) in net assets	119,014	241,165	(976,157)	1,110,630
NET ASSETS:
Beginning of year	449,930	208,765	9,766,056	8,655,426

End of year	$568,944	$449,930	$8,789,899	$9,766,056

	Dreyfus VIF Opportunistic Small Cap— Initial Shares		DWS Dreman Small Mid Cap Value VIP— Class A Shares
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(9)	$41	$11,624	$14,794
Net realized gain (loss) on investments	(249)	(386)	67,342	116,845
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(2,021)	4,244	(201,001)	219,386

Net increase (decrease) in net assets resulting from operations	(2,279)	3,899	(122,035)	351,025

Contributions and (withdrawals):
Payments received from policyowners	1,064	—	281,392	101,932
Cost of insurance	(647)	(613)	(50,530)	(38,104)
Policyowners’ surrenders	—	—	(72,335)	(536,975)
Net transfers from (to) Fixed Account	21	64	47,935	(3,013)
Transfers between Investment Divisions	—	(17)	817,284	1,064,377
Policyowners’ death benefits	—	—	—	(8,997)

Net contributions and (withdrawals)	438	(566)	1,023,746	579,220

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	—

Increase (decrease) in net assets	(1,841)	3,333	901,711	930,245
NET ASSETS:
Beginning of year	16,624	13,291	1,899,459	969,214

End of year	$14,783	$16,624	$2,801,170	$1,899,459

Not all Investment Divisions are available under all policies.

(a)	For the period February 1, 2010 (Commencement of Investments) through December 31, 2010.
(b)	For the period March 2010 (Commencement of Investments) through December 2010.
(c)	For the period March 2, 2011 (Commencement of Investments) through December 31, 2011.
(d)	For the period December 21, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Calvert VP SRI Balanced Portfolio		Davis Value Portfolio		Delaware VIP International Value Equity Series— Standard Class		Dreyfus IP Technology Growth— Initial Shares
2011	2010	2011	2010	2011	2010	2011	2010

$124	$131	$1,410	$8,688	$11,620	$27,863	$(8,204)	$(4,987)
(39)	(72)	124,184	123,991	1,934	(1,059)	33,654	6,452
—	—	47,450	—	—	—	—	—
483	1,397	(192,598)	(31,062)	(299,373)	14,697	(185,169)	311,325

568	1,456	(19,554)	101,617	(285,819)	41,501	(159,719)	312,790

1	—	258,164	295,159	68,370	12,820	233,734	150,229
(251)	(239)	(15,947)	(22,512)	(29,808)	(14,457)	(23,424)	(14,877)
—	—	(162,814)	(421,535)	(27,223)	(8,159)	(42,395)	(1,961)
—	—	27,434	(8,429)	4,090	2,566	33,521	3,220
—	—	(654,445)	(136,228)	789,111	897,936	283,604	160,898
—	—	—	—	(3,440)	—	—	—

(250)	(239)	(547,608)	(293,545)	801,100	890,706	485,040	297,509

—	—	—	—	—	—	—	—

318	1,217	(567,162)	(191,928)	515,281	932,207	325,321	610,299

13,945	12,728	1,162,289	1,354,217	935,661	3,454	1,542,779	932,480

$14,263	$13,945	$595,127	$1,162,289	$1,450,942	$935,661	$1,868,100	$1,542,779

DWS Global Small Cap Growth VIP— Class A Shares		DWS Small Cap Index VIP— Class A Shares		Fidelity® VIP Contrafund®— Initial Class		Fidelity® VIP Equity-Income— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

$1,102	$(2)	$46,905	$30,110	$139,171	$192,972	$88,826	$54,877
983	13	816,536	(115,497)	(299,463)	(1,647,360)	79,775	(458,701)
—	—	—	—	—	10,784	—	—
(14,325)	571	(1,428,884)	3,027,072	(660,041)	5,238,451	(121,602)	1,031,168

(12,240)	582	(565,443)	2,941,685	(820,333)	3,794,847	46,999	627,344

74,474	—	892,755	721,410	3,397,844	2,360,267	461,903	400,147
(6,564)	(32)	(152,311)	(150,247)	(572,368)	(516,757)	(57,383)	(57,196)
—	—	(117,351)	(758,269)	(435,708)	(1,957,288)	(38,338)	(22,328)
41,921	—	240,499	(15,182)	101,181	4,373	8,992	(4,779)
10,432	1,074	1,689,280	(8,006,331)	(3,372,269)	(956,323)	(443,157)	(973,280)
—	—	(23,627)	—	(59,847)	(29,122)	(23,366)	(1,736)

120,263	1,042	2,529,245	(8,208,619)	(941,167)	(1,094,850)	(91,349)	(659,172)

—	—	—	—	—	(10)	—	—

108,023	1,624	1,963,802	(5,266,934)	(1,761,500)	2,699,987	(44,350)	(31,828)

3,658	2,034	9,214,684	14,481,618	26,660,916	23,960,929	4,204,135	4,235,963

$111,681	$3,658	$11,178,486	$9,214,684	$24,899,416	$26,660,916	$4,159,785	$4,204,135

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	Fidelity® VIP Freedom 2010 Portfolio— Initial Class		Fidelity® VIP Freedom 2020 Portfolio— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$46,429	$32,152	$141,503	$121,017
Net realized gain (loss) on investments	68,587	(45,563)	345,799	(100,466)
Realized gain distribution received	12,275	27,656	30,885	49,961
Change in unrealized appreciation (depreciation) on investments	(129,595)	119,779	(657,543)	752,664

Net increase (decrease) in net assets resulting from operations	(2,304)	134,024	(139,356)	823,176

Contributions and (withdrawals):
Payments received from policyowners	253,056	198,587	1,443,165	559,346
Cost of insurance	(64,116)	(37,478)	(226,471)	(163,419)
Policyowners’ surrenders	(28,160)	(80,252)	(511,463)	(16,429)
Net transfers from (to) Fixed Account	7,464	(2,303)	(1,502)	(32,482)
Transfers between Investment Divisions	624,554	392,361	426,377	821,175
Policyowners’ death benefits	(5,142)	(149)	(21,175)	—

Net contributions and (withdrawals)	787,656	470,766	1,108,931	1,168,191

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	—

Increase (decrease) in net assets	785,352	604,790	969,575	1,991,367
NET ASSETS:
Beginning of year	1,813,549	1,208,759	7,124,604	5,133,237

End of year	$2,598,901	$1,813,549	$8,094,179	$7,124,604

	Fidelity® VIP Investment Grade Bond— Initial Class		Fidelity® VIP Mid Cap— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$575,709	$311,402	$(62,769)	$(988)
Net realized gain (loss) on investments	136,653	95,050	5,112,596	(942,939)
Realized gain distribution received	135,863	107,224	56,377	84,094
Change in unrealized appreciation (depreciation) on investments	(106,874)	132,651	(8,867,106)	8,008,000

Net increase (decrease) in net assets resulting from operations	741,351	646,327	(3,760,902)	7,148,167

Contributions and (withdrawals):
Payments received from policyowners	1,145,144	1,155,887	2,840,772	2,228,448
Cost of insurance	(212,346)	(204,204)	(536,118)	(437,726)
Policyowners’ surrenders	(410,032)	(215,606)	(113,585)	(819,288)
Net transfers from (to) Fixed Account	(91,074)	29,196	(1,615,158)	81,523
Transfers between Investment Divisions	1,919,590	216,735	(1,508,423)	5,591,489
Policyowners’ death benefits	(36,250)	(5,463)	(127,255)	(19,687)

Net contributions and (withdrawals)	2,315,032	976,545	(1,059,767)	6,624,759

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(6)	—	(9)

Increase (decrease) in net assets	3,056,383	1,622,866	(4,820,669)	13,772,917
NET ASSETS:
Beginning of year	10,910,356	9,287,490	34,515,704	20,742,787

End of year	$13,966,739	$10,910,356	$29,695,035	$34,515,704

Not all Investment Divisions are available under all policies.

(a)	For the period February 1, 2010 (Commencement of Investments) through December 31, 2010.
(b)	For the period March 2010 (Commencement of Investments) through December 2010.
(c)	For the period March 2, 2011 (Commencement of Investments) through December 31, 2011.
(d)	For the period December 21, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Fidelity® VIP Freedom 2030 Portfolio— Initial Class		Fidelity® VIP Freedom 2040 Portfolio— Initial Class		Fidelity® VIP Growth— Initial Class		Fidelity® VIP Index 500— Initial Class
2011	2010	2011	2010(a)	2011	2010	2011	2010

$78,021	$63,609	$14,366	$(947)	$216	$(1,509)	$892,088	$618,161
(31,121)	(228,034)	(1,499)	40,492	177,010	(3,463)	(1,569,391)	(2,521,684)
13,934	29,998	1,452	705	3,687	2,561	1,036,537	656,520
(207,065)	741,250	(72,048)	(335)	(163,937)	176,325	293,998	6,471,664

(146,231)	606,823	(57,729)	39,915	16,976	173,914	653,232	5,224,661

633,132	581,990	58,017	14,313	136,050	91,489	3,698,981	3,247,115
(123,986)	(112,431)	(26,083)	(7,107)	(16,649)	(13,549)	(920,010)	(751,604)
(121,745)	(61,501)	(1,187)	—	(25,385)	(35,710)	(1,025,846)	(1,854,509)
5,755	(10,970)	27,662	(3,047)	36,069	(54,031)	634,983	213,828
(33,802)	(670,551)	883,277	(37,546)	101,507	(37,859)	8,493,048	4,076,717
(10,697)	—	(1,660)	—	—	—	(31,679)	—

348,657	(273,463)	940,026	(33,387)	231,592	(49,660)	10,849,477	4,931,547

—	—	—	—	—	(1)	—	(1)

202,426	333,360	882,297	6,528	248,568	124,253	11,502,709	10,156,207

4,422,145	4,088,785	6,528	—	957,939	833,686	43,659,303	33,503,096

$4,624,571	$4,422,145	$888,825	$6,528	$1,206,507	$957,939	$55,162,012	$43,659,303

Fidelity® VIP Money Market— Initial Class		Fidelity® VIP Overseas— Initial Class		Fidelity® VIP Value Leaders— Initial Class		Fidelity® VIP Value Strategies— Service Class 2
2011	2010	2011	2010	2011	2010	2011	2010

$(62,755)	$(27,024)	$127,402	$80,987	$44	$43	$778	$(317)
—	—	(22,948)	(2,232,953)	35	2,243	35,167	(5,883)
—	12,645	17,001	16,270	—	—	—	—
—	—	(1,799,327)	3,012,437	(541)	(2,731)	(65,466)	61,504

(62,755)	(14,379)	(1,677,872)	876,741	(462)	(445)	(29,521)	55,304

1,157,039	1,455,005	1,090,377	827,665	446	2,750	45,025	72,490
(350,024)	(213,694)	(190,678)	(194,052)	(927)	(595)	(10,968)	(10,197)
(984)	(2,049,213)	(136,717)	(252,171)	—	—	(1,974)	(9,042)
2,913,120	10,594,341	468,337	(19,529)	—	—	(1,780)	1,406
2,816,150	(1,351,473)	727,317	(813,750)	—	(18,066)	(56,904)	46,271
(21,696)	—	(14,185)	(1,551)	—	—	—	(10,424)

6,513,605	8,434,966	1,944,451	(453,388)	(481)	(15,911)	(26,601)	90,504

—	—	—	—	—	—	—	—

6,450,850	8,420,587	266,579	423,353	(943)	(16,356)	(56,122)	145,808

17,050,615	8,630,028	9,553,878	9,130,525	5,349	21,705	326,581	180,773

$23,501,465	$17,050,615	$9,820,457	$9,553,878	$4,406	$5,349	$270,459	$326,581

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	Invesco V.I. Global Real Estate Fund— Series I Shares		Invesco V.I. International Growth Fund— Series I Shares
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$80,986	$91,705	$86,818	$150,477
Net realized gain (loss) on investments	90,954	108,007	(271,358)	(469,063)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(339,497)	185,542	(422,532)	1,253,734

Net increase (decrease) in net assets resulting from operations	(167,557)	385,254	(607,072)	935,148

Contributions and (withdrawals):
Payments received from policyowners	146,567	164,967	816,661	631,413
Cost of insurance	(31,211)	(22,921)	(126,737)	(114,932)
Policyowners’ surrenders	(118,854)	(49,841)	(317,373)	(348,080)
Net transfers from (to) Fixed Account	171,486	77,356	(17,770)	3,785
Transfers between Investment Divisions	(256,210)	677,756	(381,964)	1,545,317
Policyowners’ death benefits	—	—	(24,092)	—

Net contributions and (withdrawals)	(88,222)	847,317	(51,275)	1,717,503

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	—

Increase (decrease) in net assets	(255,779)	1,232,571	(658,347)	2,652,651
NET ASSETS:
Beginning of year	2,358,031	1,125,460	8,318,476	5,665,825

End of year	$2,102,252	$2,358,031	$7,660,129	$8,318,476

	Janus Aspen Forty Portfolio— Institutional Shares		Janus Aspen Worldwide Portfolio— Institutional Shares
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(10,011)	$(4,035)	$448	$1,494
Net realized gain (loss) on investments	858,068	(588,209)	1,587	111,705
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(1,446,722)	1,045,173	(110,027)	18,653

Net increase (decrease) in net assets resulting from operations	(598,665)	452,929	(107,992)	131,852

Contributions and (withdrawals):
Payments received from policyowners	809,884	802,655	28,876	23,700
Cost of insurance	(98,577)	(96,673)	(31,898)	(40,875)
Policyowners’ surrenders	(169,197)	(423,692)	(233,144)	(600,674)
Net transfers from (to) Fixed Account	6,949	11,769	547,213	3,206
Transfers between Investment Divisions	(3,084,040)	2,686,061	(626,854)	(32,355)
Policyowners’ death benefits	(31,046)	(5,573)	—	—

Net contributions and (withdrawals)	(2,566,027)	2,974,547	(315,807)	(646,998)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	(2)

Increase (decrease) in net assets	(3,164,692)	3,427,476	(423,799)	(515,148)
NET ASSETS:
Beginning of year	10,122,837	6,695,361	751,498	1,266,646

End of year	$6,958,145	$10,122,837	$327,699	$751,498

Not all Investment Divisions are available under all policies.

(a)	For the period February 1, 2010 (Commencement of Investments) through December 31, 2010.
(b)	For the period March 2010 (Commencement of Investments) through December 2010.
(c)	For the period March 2, 2011 (Commencement of Investments) through December 31, 2011.
(d)	For the period December 21, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Invesco V.I. Mid Cap Core Equity Fund— Series I Shares		Invesco Van Kampen V.I. Mid Cap Value Fund— Series I Shares		Janus Aspen Balanced Portfolio— Institutional Shares		Janus Aspen Enterprise Portfolio— Institutional Shares
2011	2010(b)	2011	2010	2011	2010	2011	2010

$(756)	$149	$3,603	$1,184	$193,332	$458,683	$(21,441)	$(23,529)
3,480	329	45,712	29,716	1,953,809	(48,865)	1,555,251	(669,188)
—	—	—	—	522,591	—	—	—
(84,678)	6,627	(46,622)	129,620	(2,140,170)	1,074,188	(1,579,971)	2,131,595

(81,954)	7,105	2,693	160,520	529,562	1,484,006	(46,161)	1,438,878

109,262	1,138	127,315	15,045	1,320,573	876,049	464,461	595,376
(9,351)	(535)	(17,784)	(8,227)	(327,870)	(548,735)	(96,511)	(104,324)
—	—	—	—	(10,490,148)	(707,736)	(117,213)	(1,306,664)
27,885	4,008	31,262	603,055	131,811	205,342	(2,456)	(27,020)
3,015,981	87,585	191,322	235,125	(750,322)	1,519,390	(2,708,499)	(977,060)
—	—	—	—	(233,949)	(1,090)	(2,384)	—

3,143,777	92,196	332,115	844,998	(10,349,905)	1,343,220	(2,462,602)	(1,819,692)

—	—	—	—	—	(67)	—	—

3,061,823	99,301	334,808	1,005,518	(9,820,343)	2,827,159	(2,508,763)	(380,814)

99,301	—	1,152,196	146,678	19,341,394	16,514,235	6,722,091	7,102,905

$3,161,124	$99,301	$1,487,004	$1,152,196	$9,521,051	$19,341,394	$4,213,328	$6,722,091

Lazard Retirement International Equity Portfolio— Service Shares		Lord Abbett Series Fund— Mid-Cap Value Portfolio		LVIP Baron Growth Opportunities Fund— Service Class		MFS® Global Tactical Allocation— Initial Class
2011	2010	2011	2010	2011	2010	2011(c)

$51,720	$31,530	$(16,219)	$615	$(19,018)	$(13,750)	$207
127,999	(375,401)	848,758	206,540	629,056	568,563	(900)
—	—	—	—	—	—	109
(495,293)	488,301	(1,043,785)	779,308	(483,314)	286,260	(139)

(315,574)	144,430	(211,246)	986,463	126,724	841,073	(723)

326,080	286,797	714,081	418,258	650,991	337,978	—
(90,174)	(78,443)	(173,397)	(132,591)	(69,560)	(62,271)	(201)
(1,173)	(110,127)	(179,979)	(966,196)	(137,301)	(749,793)	(21,800)
(4,690)	(15,630)	287,333	(16,778)	213,360	69,685	4,883
(629,768)	599,019	(1,307,742)	1,097,085	(98,499)	654,939	22,500
(13,988)	—	(17,316)	(855)	—	—	—

(413,713)	681,616	(677,020)	398,923	558,991	250,538	5,382

—	—	—	—	—	—	—

(729,287)	826,046	(888,266)	1,385,386	685,715	1,091,611	4,659

3,745,029	2,918,983	5,650,786	4,265,400	3,684,545	2,592,934	—

$3,015,742	$3,745,029	$4,762,520	$5,650,786	$4,370,260	$3,684,545	$4,659

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	MFS® Investors Trust Series— Initial Class		MFS® New Discovery Series— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$434	$753	$(45)	$(37)
Net realized gain (loss) on investments	4,175	271	72	(17)
Realized gain distribution received	—	—	1,199	—
Change in unrealized appreciation (depreciation) on investments	(5,370)	7,542	(2,250)	2,733

Net increase (decrease) in net assets resulting from operations	(761)	8,566	(1,024)	2,679

Contributions and (withdrawals):
Payments received from policyowners	—	—	440	—
Cost of insurance	(1,058)	(1,401)	(547)	(437)
Policyowners’ surrenders	(22,761)	—	—	—
Net transfers from (to) Fixed Account	—	—	—	—
Transfers between Investment Divisions	—	—	—	—
Policyowners’ death benefits	—	—	—	—

Net contributions and (withdrawals)	(23,819)	(1,401)	(107)	(437)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	—

Increase (decrease) in net assets	(24,580)	7,165	(1,131)	2,242
NET ASSETS:
Beginning of year	87,670	80,505	10,048	7,806

End of year	$63,090	$87,670	$8,917	$10,048

	Oppenheimer Core Bond Fund/VA— Non-Service Shares		PIMCO Global Bond (Unhedged)— Administrative Class Shares
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$64	$14	$37,890	$14,224
Net realized gain (loss) on investments	(1)	(132)	60,911	404
Realized gain distribution received	—	—	49,983	16,915
Change in unrealized appreciation (depreciation) on investments	27	237	(54,465)	34,485

Net increase (decrease) in net assets resulting from operations	90	119	94,319	66,028

Contributions and (withdrawals):
Payments received from policyowners	—	—	539,277	23,651
Cost of insurance	(55)	(37)	(13,043)	(5,377)
Policyowners’ surrenders	—	—	(24,461)	—
Net transfers from (to) Fixed Account	—	—	811,255	83,439
Transfers between Investment Divisions	—	—	152,622	467,926
Policyowners’ death benefits	—	—	—	—

Net contributions and (withdrawals)	(55)	(37)	1,465,650	569,639

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	—

Increase (decrease) in net assets	35	82	1,559,969	635,667
NET ASSETS:
Beginning of year	1,191	1,109	720,567	84,900

End of year	$1,226	$1,191	$2,280,536	$720,567

Not all Investment Divisions are available under all policies.

(a)	For the period February 1, 2010 (Commencement of Investments) through December 31, 2010.
(b)	For the period March 2010 (Commencement of Investments) through December 2010.
(c)	For the period March 2, 2011 (Commencement of Investments) through December 31, 2011.
(d)	For the period December 21, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

MFS® Utilities Series— Initial Class		MFS® Value Series— Initial Class		Neuberger Berman AMT Partners Portfolio—Class I Shares		Oppenheimer Capital Appreciation Fund/VA— Non-Service Shares
2011	2010	2011	2010	2011	2010	2011	2010

$60,858	$44,798	$66,990	$41,447	$(1,316)	$(281)	$(72)	$(197)
64,887	(211,088)	108,369	311,269	32,654	127,753	268	5,364
—	—	25,541	—	—	—	—	—
6,709	422,140	90,888	9,358	(54,304)	(87,696)	(2,024)	(2,484)

132,454	255,850	291,788	362,074	(22,966)	39,776	(1,828)	2,683

234,481	220,598	359,775	64,996	44,984	123,439	10,488	4,772
(64,848)	(59,274)	(83,744)	(51,524)	(3,029)	(8,886)	(4,101)	(1,802)
(41,096)	(473,865)	—	(731,394)	(148,423)	(329,859)	—	—
40,129	(17,046)	100,452	229,003	161	(15,235)	—	9,026
57,702	306,161	4,390,930	2,428,066	42,350	(67,573)	12,054	28,860
—	(2,599)	—	—	—	—	—	—

226,368	(26,025)	4,767,413	1,939,147	(63,957)	(298,114)	18,441	40,856

—	—	—	—	—	—	—	—

358,822	229,825	5,059,201	2,301,221	(86,923)	(258,338)	16,613	43,539

1,981,615	1,751,790	4,499,299	2,198,078	347,941	606,279	81,014	37,475

$2,340,437	$1,981,615	$9,558,500	$4,499,299	$261,018	$347,941	$97,627	$81,014

PIMCO High Yield— Administrative Class Shares		PIMCO Long-Term U.S. Government— Administrative Class Shares		PIMCO Low Duration— Administrative Class Shares		PIMCO Real Return— Administrative Class Shares
2011	2010(b)	2011	2010	2011	2010	2011	2010

$21,796	$114	$3,579	$4,091	$13,996	$26,067	$199,713	$98,053
(898)	(84)	(1,643)	(465)	56,622	24,614	714,232	201,606
—	—	3,901	2,894	—	6,569	352,858	88,634
(19,299)	—	33,468	6,244	(78,502)	48,238	7,429	304,688

1,599	30	39,305	12,764	(7,884)	105,488	1,274,232	692,981

194,365	12,526	35,718	36,659	982,019	415,439	1,177,989	651,261
(2,889)	(77)	(1,723)	(1,682)	(148,416)	(39,966)	(143,441)	(121,944)
(117)	—	(21,599)	—	(301,512)	(780,866)	(105,843)	(1,590,395)
323,884	—	7,334	—	96,573	144,355	483,193	203,849
(2,410)	(12,479)	—	(20,803)	162,086	288,665	(324,977)	(556,907)
—	—	—	—	—	—	(3,663)	—

512,833	(30)	19,730	14,174	790,750	27,627	1,083,258	(1,414,136)

—	—	—	—	—	—	—	—

514,432	—	59,035	26,938	782,866	133,115	2,357,490	(721,155)

—	—	135,128	108,190	2,025,519	1,892,404	10,339,919	11,061,074

$514,432	$—	$194,163	$135,128	$2,808,385	$2,025,519	$12,697,409	$10,339,919

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	PIMCO Total Return— Administrative Class Shares		Royce Micro-Cap Portfolio— Investment Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$986,861	$879,508	$124,220	$105,683
Net realized gain (loss) on investments	1,016,783	1,693,632	1,080,108	85,723
Realized gain distribution received	653,219	1,307,594	—	—
Change in unrealized appreciation (depreciation) on investments	(1,276,936)	(595,184)	(1,962,447)	1,424,178

Net increase (decrease) in net assets resulting from operations	1,379,927	3,285,550	(758,119)	1,615,584

Contributions and (withdrawals):
Payments received from policyowners	3,832,346	3,028,514	700,950	336,878
Cost of insurance	(860,732)	(893,818)	(86,411)	(71,162)
Policyowners’ surrenders	(1,201,856)	(6,100,676)	(206,164)	(275,790)
Net transfers from (to) Fixed Account	759,814	252,057	(720,678)	1,677,523
Transfers between Investment Divisions	(1,603,645)	5,462,745	(872,110)	2,002,946
Policyowners’ death benefits	(38,573)	(37,976)	—	(695)

Net contributions and (withdrawals)	887,354	1,710,846	(1,184,413)	3,669,700

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	—	—

Increase (decrease) in net assets	2,267,281	4,996,396	(1,942,532)	5,285,284
NET ASSETS:
Beginning of year	44,121,943	39,125,547	7,571,272	2,285,988

End of year	$46,389,224	$44,121,943	$5,628,740	$7,571,272

	T. Rowe Price International Stock Portfolio		T. Rowe Price Limited-Term Bond Portfolio
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$74,047	$15,059	$79,710	$86,425
Net realized gain (loss) on investments	68,561	(268,244)	(20,025)	58,621
Realized gain distribution received	—	8,081	31,235	—
Change in unrealized appreciation (depreciation) on investments	(628,811)	582,201	(33,804)	(47,278)

Net increase (decrease) in net assets resulting from operations	(486,203)	337,097	57,116	97,768

Contributions and (withdrawals):
Payments received from policyowners	562,645	404,833	842,600	636,236
Cost of insurance	(82,505)	(74,251)	(75,355)	(78,154)
Policyowners’ surrenders	(131,085)	(115,349)	(146,493)	(289,148)
Net transfers from (to) Fixed Account	100,403	22,388	26,847	(3,722)
Transfers between Investment Divisions	2,032,818	238,113	(491,673)	782,735
Policyowners’ death benefits	—	—	(922)	—

Net contributions and (withdrawals)	2,482,276	475,734	155,004	1,047,947

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(2)	—	—

Increase (decrease) in net assets	1,996,073	812,829	212,120	1,145,715
NET ASSETS:
Beginning of year	2,912,532	2,099,703	3,589,529	2,443,814

End of year	$4,908,605	$2,912,532	$3,801,649	$3,589,529

Not all Investment Divisions are available under all policies.

(a)	For the period February 1, 2010 (Commencement of Investments) through December 31, 2010.
(b)	For the period March 2010 (Commencement of Investments) through December 2010.
(c)	For the period March 2, 2011 (Commencement of Investments) through December 31, 2011.
(d)	For the period December 21, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Royce Small-Cap Portfolio— Investment Class		T. Rowe Price Blue Chip Growth Portfolio		T. Rowe Price Equity Income Portfolio		T. Rowe Price Index 500 Portfolio
2011	2010	2011	2010	2011	2010	2011	2010

$(4,931)	$(17,871)	$(64,041)	$(46,159)	$293,032	$317,482	$4,501	$4,367
2,267,055	(19,025)	261,642	(290,200)	2,239,609	(2,247,533)	86	(58,352)
—	—	—	—	—	—	—	—
(2,471,385)	1,403,319	(65,180)	2,008,952	(3,204,102)	4,988,680	9,564	92,232

(209,261)	1,366,423	132,421	1,672,593	(671,461)	3,058,629	14,151	38,247

1,007,433	609,391	1,611,760	1,139,280	2,310,558	1,804,480	72,018	37,279
(143,011)	(129,895)	(393,629)	(296,513)	(466,553)	(467,625)	(11,173)	(18,197)
(285,424)	(1,309,736)	(24,136)	(8,411)	(942,598)	(2,472,324)	(19,762)	(212,552)
(1,265,946)	278,747	1,020,007	(104,434)	432,042	(145,056)	20,012	(3,608)
(329,151)	660,651	583,569	1,255,396	(3,245,169)	2,765,549	213,178	(19,057)
(6,844)	(4,067)	(36,181)	—	(38,662)	—	—	(1,126)

(1,022,943)	105,091	2,761,390	1,985,318	(1,950,382)	1,485,024	274,273	(217,261)

—	—	—	—	—	(17)	—	—

(1,232,204)	1,471,514	2,893,811	3,657,911	(2,621,843)	4,543,636	288,424	(179,014)

8,633,892	7,162,378	12,317,328	8,659,417	22,797,676	18,254,040	214,305	393,319

$7,401,688	$8,633,892	$15,211,139	$12,317,328	$20,175,833	$22,797,676	$502,729	$214,305

T. Rowe Price New America Growth Portfolio		T. Rowe Price Personal Strategy Balanced Portfolio		TOPS™ Protected Growth ETF Portfolio— Class 2 Shares	UIF Emerging Markets Debt Portfolio— Class I
2011	2010	2011	2010	2011(d)	2011	2010

$(11,175)	$(7,481)	$252,458	$500,802	$—	$118,886	$99,157
277,778	(74,857)	3,782,710	(704,677)	—	99,048	168,677
454,195	95,742	—	—	—	40,103	—
(826,805)	747,397	(3,818,660)	3,600,754	5,385	(63,063)	(21,246)

(106,007)	760,801	216,508	3,396,879	5,385	194,974	246,588

692,273	437,179	1,276,081	1,297,264	2,673,532	904,318	469,767
(105,832)	(77,986)	(362,640)	(390,348)	—	(36,867)	(32,782)
(40,089)	(77,743)	(106,173)	(947,043)	—	(185,070)	(2,237)
202,501	289,214	(4,901,488)	(53,327)	—	849,993	(6,067)
477,068	1,082,131	(9,097,698)	841,159	2,394,100	(637,422)	(313,959)
—	(323)	(56,009)	(26,003)	—	(7,399)	—

1,225,921	1,652,472	(13,247,927)	721,702	5,067,632	887,553	114,722

—	—	—	—	—	—	(1)

1,119,914	2,413,273	(13,031,419)	4,118,581	5,073,017	1,082,527	361,309

4,768,230	2,354,957	29,286,972	25,168,391	—	2,073,225	1,711,916

$5,888,144	$4,768,230	$16,255,553	$29,286,972	$5,073,017	$3,155,752	$2,073,225

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	UIF Emerging Markets Equity Portfolio—Class I		UIF U.S. Real Estate Portfolio— Class I
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$732	$24,744	$45,866	$144,311
Net realized gain (loss) on investments	402,494	(1,025,973)	1,831,820	(342,943)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(2,692,476)	2,884,758	(1,412,886)	2,586,900

Net increase (decrease) in net assets resulting from operations	(2,289,250)	1,883,529	464,800	2,388,268

Contributions and (withdrawals):
Payments received from policyowners	1,275,823	754,783	596,641	378,891
Cost of insurance	(152,439)	(143,211)	(75,858)	(84,837)
Policyowners’ surrenders	(271,631)	(196,039)	(149,563)	(561,069)
Net transfers from (to) Fixed Account	62,312	315,555	(1,397,041)	(963)
Transfers between Investment Divisions	(1,425,651)	1,564,184	(1,222,743)	(1,510,539)
Policyowners’ death benefits	(40,939)	—	(1,450)	—

Net contributions and (withdrawals)	(552,525)	2,295,272	(2,250,014)	(1,778,517)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(1)	—	(1)

Increase (decrease) in net assets	(2,841,775)	4,178,800	(1,785,214)	609,750
NET ASSETS:
Beginning of year	12,978,720	8,799,920	9,167,517	8,557,767

End of year	$10,136,945	$12,978,720	$7,382,303	$9,167,517

Not	all Investment Divisions are available under all policies.

(a)	For the period February 1, 2010 (Commencement of Investments) through December 31, 2010.
(b)	For the period March 2010 (Commencement of Investments) through December 2010.
(c)	For the period March 2, 2011 (Commencement of Investments) through December 31, 2011.
(d)	For the period December 21, 2011 (Commencement of Investments) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Van Eck VIP Global Bond Fund— Initial Class		Van Eck VIP Global Hard Assets— Initial Class		Van Eck VIP Multi-Manager Alternatives— Initial Class
2011	2010	2011	2010	2011	2010

$87,051	$(2,051)	$16,398	$(1,250)	$782	$(880)
392	5,513	156,350	19,494	(3,461)	(1,950)
23,667	—	28,300	—	1,222	—
(24,104)	29,114	(691,566)	406,103	(8,338)	11,595

87,006	32,576	(490,518)	424,347	(9,795)	8,765

84,370	11,647	223,487	67,991	36,910	32,793
(34,572)	(21,682)	(38,716)	(21,671)	(1,802)	(1,431)
(57,045)	(44,919)	(117,002)	—	—	—
1,541	61,686	218,986	80,816	(434,613)	—
149,219	946,266	333,713	1,353,206	229,622	(2,414)
—	—	—	—	—	—

143,513	952,998	620,468	1,480,342	(169,883)	28,948

—	—	—	—	—	—

230,519	985,574	129,950	1,904,689	(179,678)	37,713

1,025,448	39,874	2,056,696	152,007	225,312	187,599

$1,255,967	$1,025,448	$2,186,646	$2,056,696	$45,634	$225,312

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Notes to Financial Statements

NOTE 1—Organization and Accounting Policies:

N

YLIAC Corporate Sponsored Variable Universal Life Separate Account-I (“CSVUL Separate Account-I”) was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company. Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds NYLIAC Corporate Sponsored Variable Universal Life Insurance policies (“CSVUL”)(“Series 1 policies”), NYLIAC CorpExec Variable Universal Life Insurance II policies (“CEVUL2”)(“Series 2 policies”), NYLIAC CorpExec Variable Universal Life Insurance III policies (“CEVUL3”)(“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance IV policies (“CEVUL4”)(“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance V policies (“CEVUL5”)(“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance VI policies (“CEVUL6”)(“Series 3 policies”), and NYLIAC CorpExec Accumulator Variable Universal Life Insurance policies (“CEAVUL”)(“Series 3 policies”). The policies are designed for Group or Sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC (“NYLIM Holdings”), which is a wholly-owned subsidiary of New York Life Insurance Company. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of CSVUL Separate Account-I, which are in the accumulation phase, are invested in the shares of the MainStay VP Funds Trust, The Alger Portfolios, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios, Inc., American Funds Insurance Series®, Calvert Variable Series, Inc., Davis Variable Account Fund, Inc., Delaware VIP® Trust, Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, DWS Investments VIT Funds, DWS Variable Series I, DWS Variable Series II, Fidelity® Variable Insurance Products Funds, Fidelity® Variable Insurance Products Freedom Funds, Invesco Variable Insurance Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Lincoln Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, MFS® Variable Insurance Trust II, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., The Universal Institutional Funds, Inc., and Van Eck VIP Trust (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general account assets of NYLIAC and is not included in this report. NYLIAC’s Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC (“New York Life Investments”), provides investment advisory services to the MainStay VP Funds Trust for a fee. New York Life Investments retains several sub-advisors, including MacKay Shields LLC (“MacKay Shields”), Madison Square Investors LLC (“Madison Square Investors”), Epoch Investment Partners, Inc. (“Epoch”), Institutional Capital LLC (“ICAP”) and Winslow Capital Management Inc. (“Winslow Capital”), to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.

New York Life Investments, MacKay Shields, Madison Square Investors and ICAP are all indirect, wholly-owned subsidiaries of New York Life Insurance Company. Epoch is an independent investment advisory firm. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc.

The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond—Initial Class

MainStay VP Cash Management

MainStay VP Common Stock—Initial Class

MainStay VP Convertible—Initial Class

MainStay VP Floating Rate—Initial Class

MainStay VP Government—Initial Class

MainStay VP Growth Equity—Initial Class

MainStay VP High Yield Corporate Bond—Initial Class

MainStay VP ICAP Select Equity—Initial Class

MainStay VP Income Builder—Initial Class

MainStay VP International Equity—Initial Class

MainStay VP Large Cap Growth—Initial Class

MainStay VP Mid Cap Core—Initial Class

MainStay VP S&P 500 Index—Initial Class

MainStay VP U.S. Small Cap—Initial Class

Alger Small Cap Growth Portfolio—Class I-2 Shares

Alger SMid Cap Growth Portfolio—Class I-2 Shares

AllianceBernstein VPS International Value Portfolio—Class A Shares

AllianceBernstein VPS Small/Mid Cap Value Portfolio—Class A Shares

American Century® VP Value—Class II

American Funds Asset Allocation Fund—Class 2 Shares

American Funds Global Growth Fund—Class 1 Shares

American Funds Global Small Capitalization Fund—Class 2 Shares

American Funds Growth Fund—Class 2 Shares

American Funds Growth-Income Fund—Class 2 Shares

NYLIAC CSVUL Separate Account-I

American Funds International Fund—Class 2 Shares

Calvert VP SRI Balanced Portfolio

Davis Value Portfolio

Delaware VIP International Value Equity Series—Standard Class

Dreyfus IP Technology Growth—Initial Shares

Dreyfus VIF Opportunistic Small Cap—Initial Shares

DWS Dreman Small Mid Cap Value VIP—Class A Shares

DWS Global Small Cap Growth VIP—Class A Shares1

DWS Small Cap Index VIP—Class A Shares

Fidelity® VIP Contrafund®—Initial Class

Fidelity® VIP Equity-Income—Initial Class

Fidelity® VIP Freedom 2010 Portfolio—Initial Class

Fidelity® VIP Freedom 2020 Portfolio—Initial Class

Fidelity® VIP Freedom 2030 Portfolio—Initial Class

Fidelity® VIP Freedom 2040 Portfolio—Initial Class

Fidelity® VIP Growth—Initial Class

Fidelity® VIP Index 500—Initial Class

Fidelity® VIP Investment Grade Bond—Initial Class

Fidelity® VIP Mid Cap—Initial Class

Fidelity® VIP Money Market—Initial Class

Fidelity® VIP Overseas—Initial Class

Fidelity® VIP Value Leaders—Initial Class

Fidelity® VIP Value Strategies—Service Class 2

Invesco V.I. Global Real Estate Fund—Series I Shares

Invesco V.I. International Growth Fund—Series I Shares

Invesco V.I. Mid Cap Core Equity Fund—Series I Shares

Invesco Van Kampen V.I. Mid Cap Value Fund—Series I Shares

Janus Aspen Balanced Portfolio—Institutional Shares

Janus Aspen Enterprise Portfolio—Institutional Shares

Janus Aspen Forty Portfolio—Institutional Shares

Janus Aspen Worldwide Portfolio—Institutional Shares

Lazard Retirement International Equity Portfolio—Service Shares

Lord Abbett Series Fund—Mid-Cap Value Portfolio

LVIP Baron Growth Opportunities Fund—Service Class

MFS® Global Tactical Allocation—Initial Class

MFS® International Value Portfolio—Initial Class

MFS® Investors Trust Series—Initial Class

MFS® New Discovery Series—Initial Class

MFS® Utilities Series—Initial Class

MFS® Value Series—Initial Class

Neuberger Berman AMT Partners Portfolio—Class I Shares

Oppenheimer Capital Appreciation Fund/VA—Non-Service Shares

Oppenheimer Core Bond Fund/VA—Non-Service Shares

PIMCO Global Bond (Unhedged)—Administrative Class Shares

PIMCO High Yield—Administrative Class Shares

PIMCO Long-Term U.S. Government—Administrative Class Shares

PIMCO Low Duration—Administrative Class Shares

PIMCO Real Return—Administrative Class Shares

PIMCO Total Return—Administrative Class Shares

Royce Micro-Cap Portfolio—Investment Class

Royce Small-Cap Portfolio—Investment Class

T. Rowe Price Blue Chip Growth Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price Index 500 Portfolio

T. Rowe Price International Stock Portfolio

T. Rowe Price Limited-Term Bond Portfolio

T. Rowe Price New America Growth Portfolio

T. Rowe Price Personal Strategy Balanced Portfolio

TOPS™ Aggressive Growth ETF Portfolio—Class 2 Shares

TOPS™ Balanced ETF Portfolio—Class 2 Shares

TOPS™ Capital Preservation ETF Portfolio—Class 2 Shares

TOPS™ Growth ETF Portfolio—Class 2 Shares

TOPS™ Moderate Growth ETF Portfolio—Class 2 Shares

TOPS™ Protected Balanced ETF Portfolio—Class 2 Shares

TOPS™ Protected Growth ETF Portfolio—Class 2 Shares

TOPS™ Protected Moderate Growth ETF Portfolio—Class 2 Shares

UIF Emerging Markets Debt Portfolio—Class I

UIF Emerging Markets Equity Portfolio—Class I

UIF U.S. Real Estate Portfolio—Class I

Van Eck VIP Global Bond Fund—Initial Class

Van Eck VIP Global Hard Assets—Initial Class

Van Eck VIP Multi-Manager Alternatives—Initial Class

[1]	Formerly DWS Global Opportunities VIP—Class A Shares

Not all Investment Divisions are available under all policies.

No new investments may be added to the MainStay VP Large Cap Growth, Alger Small Cap Growth Portfolio—Class I-2 Shares, Calvert VP SRI Balanced Portfolio, Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares, MFS® Investors Trust Series—Initial Class, MFS® New Discovery Series—Initial Class, and Oppenheimer Core Bond Fund/VA—Non-Service Shares.

All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

At the close of the financial reporting period, there have been no investments in the following investment divisions: MFS® International Value Portfolio—Initial Class, TOPSTM Aggressive Growth ETF Portfolio—Class 2 Shares, TOPSTM Balanced ETF Portfolio—Class 2 Shares, TOPSTM Capital Preservation ETF Portfolio—Class 2 Shares, TOPSTM Growth ETF Portfolio—Class 2 Shares, TOPSTM Moderate Growth ETF Portfolio—Class 2 Shares, TOPSTM Protected Balanced ETF Portfolio—Class 2 Shares and TOPSTM Protected Moderate Growth ETF Portfolio—Class 2 Shares.

Initial premium payments received for CEVUL6 and CEAVUL policies that were issued as non-replacement policies are allocated to NYLIAC’s General Account until 10 days (30 days in California for policyowners age 60 and greater) after the policy issue date. Initial premium payments received for CEVUL6 and CEAVUL policies that were issued as a replacement

Notes to Financial Statements (Continued)

NOTE 1—Organization and Accounting Policies (Continued):

to an existing policy are allocated to NYLIAC’s General Account until 20 to 60 days after the policy delivery date based on the state that the policy was issued in.

No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

Security Valuation—The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

Level 3—Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The investment in the Fund Portfolios listed above are at net asset values (“NAV’s”), which is considered fair value per authoritative GAAP guidance on fair value measurements. The NAV’s are calculated daily without restrictions using quoted market prices of the underlying investments and are considered actively traded within Level 1.

The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NYLIAC CSVUL Separate Account-I

On May 1, 2012, as a result of a restructuring of our investment divisions, some funds that were previously offered will no longer be available as investment options to our policyholders and those funds will be closed to our policyholders (“Closed Funds”). The assets in those funds will be transferred into new MainStay VP Portfolios (“Replacement Funds”). New York Life Investment Management LLC is the Manager of the Replacement Funds. For most of the portfolios, the advisor of the Closed Fund is the sub-advisor for the corresponding Replacement Fund and will continue to provide day-to-day portfolio management services for our policyholders. The following is a listing of the Closed Funds (Column A) and the Replacement Funds (Column B).

Column A—Closed Funds	Column B—Replacement Funds
Van Eck VIP Global Hard Assets Fund—Initial Class	MainStay VP Van Eck Global Hard Assets Portfolio—Initial Class
Janus Aspen Balanced Portfolio—Institutional Shares	MainStay VP Janus Balanced Portfolio—Initial Class
MFS® Utilities Series—Initial Class	MainStay VP MFS Utilities Portfolio—Initial Class
T. Rowe Price Equity Income Portfolio—I	MainStay VP T. Rowe Price Equity Income Portfolio—Initial Class
Universal Institution Funds, Inc. (“UIF”) Emerging Markets Equity Portfolio—Class I	MainStay VP DFA /DuPont Capital Emerging Markets Equity Portfolio—Initial Class
Alger Small Cap Growth Portfolio—Class I-2 Shares	MainStay VP Eagle Small Cap Growth Portfolio—Initial Class
Royce Small-Cap Portfolio—Investment Class	MainStay VP Eagle Small Cap Growth Portfolio—Initial Class
Calvert VP SRI Balanced Portfolio	MainStay VP Janus Balanced Portfolio—Initial Class

Not all of the Closed Funds were offered in each policy impacted by the restructure. If the Closed Fund was not previously offered, then the corresponding Replacement Fund will not be offered. In January, policyholders were sent letters along with supplements to their product prospectuses and fund prospectuses which describe the restructuring options available under their specific policies and detailed information regarding the Replacement Funds.

On May 1, 2012, any policyholder allocations that remain in the Closed Funds will be redeemed. Those redemptions will be used to purchase Accumulation Units in the corresponding Replacement Funds. After May 1, 2012, the Closed Funds will no longer be available as investment options under the policies. For the 30 days following May 1st, policyholders may transfer all or a portion of their account value out of the Replacement Fund to another fund available through their policy without any charge or limitation.

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s):

At December 31, 2011, the investments of CSVUL Separate Account-I are as follows:

	MainStay VP Bond— Initial Class	MainStay VP Cash Management	MainStay VP Common Stock— Initial Class	MainStay VP Convertible— Initial Class

Number of shares	3,230	123,580	6,330	67
Identified cost	$47,801	$123,580	$109,941	$732

	MainStay VP Large Cap Growth— Initial Class	MainStay VP Mid Cap Core— Initial Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP U.S. Small Cap— Initial Class

Number of shares	5	4,275	5,339	768
Identified cost	$53	$47,718	$136,624	$6,208

Investment activity for the year ended December 31, 2011, was as follows:

	MainStay VP Bond— Initial Class	MainStay VP Cash Management	MainStay VP Common Stock— Initial Class	MainStay VP Convertible— Initial Class

Purchases	$45,333	$43,372	$1,811	$522
Proceeds from sales	1,631	56,471	10,188	482

	MainStay VP Large Cap Growth— Initial Class	MainStay VP Mid Cap Core— Initial Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP U.S. Small Cap— Initial Class

Purchases	$—	$4,265	$5,736	$701
Proceeds from sales	16	1,874	19,140	2,936

Not all Investment Divisions are available under all policies.

NYLIAC CSVUL Separate Account-I

MainStay VP Floating Rate— Initial Class	MainStay VP Government— Initial Class	MainStay VP Growth Equity— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class

95	208	281	2,199	17,841	469	3,908
$869	$2,441	$6,008	$21,166	$224,378	$6,814	$50,179

Alger Small Cap Growth Portfolio— Class I-2 Shares	Alger SMid Cap Growth Portfolio— Class I-2 Shares	AllianceBernstein VPS International Value Portfolio— Class A Shares	AllianceBernstein VPS Small/Mid Cap Value Portfolio— Class A Shares	American Century® VP Value— Class II	American Funds Asset Allocation Fund— Class 2 Shares	American Funds Global Growth Fund— Class 1 Shares

—	14	52	129	501	26	37
$12	$134	$716	$1,941	$2,966	$401	$756

MainStay VP Floating Rate— Initial Class	MainStay VP Government— Initial Class	MainStay VP Growth Equity— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class

$481	$654	$195	$12,831	$4,431	$7,475	$5,080
345	451	4,682	16,729	10,482	645	11,554

Alger Small Cap Growth Portfolio— Class I-2 Shares	Alger SMid Cap Growth Portfolio— Class I-2 Shares	AllianceBernstein VPS International Value Portfolio— Class A Shares	AllianceBernstein VPS Small/Mid Cap Value Portfolio— Class A Shares	American Century® VP Value— Class II	American Funds Asset Allocation Fund— Class 2 Shares	American Funds Global Growth Fund— Class 1 Shares

$—	$352	$511	$822	$1,732	$244	$518
631	271	861	875	263	260	9

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s) (Continued):

	American Funds Global Small Capitalization Fund— Class 2 Shares	American Funds Growth Fund— Class 2 Shares	American Funds Growth-Income Fund— Class 2 Shares	American Funds International Fund— Class 2 Shares

Number of shares	49	137	17	579
Identified cost	$975	$6,957	$528	$9,713

	DWS Small Cap Index VIP— Class A Shares	Fidelity® VIP Contrafund®— Initial Class	Fidelity® VIP Equity-Income— Initial Class	Fidelity® VIP Freedom 2010 Portfolio— Initial Class

Number of shares	950	1,082	223	252
Identified cost	$10,033	$22,070	$3,342	$2,587

	American Funds Global Small Capitalization Fund— Class 2 Shares	American Funds Growth Fund— Class 2 Shares	American Funds Growth-Income Fund— Class 2 Shares	American Funds International Fund— Class 2 Shares

Purchases	$742	$3,151	$175	$3,158
Proceeds from sales	398	3,974	35	2,506

	DWS Small Cap Index VIP— Class A Shares	Fidelity® VIP Contrafund®— Initial Class	Fidelity® VIP Equity-Income— Initial Class	Fidelity® VIP Freedom 2010 Portfolio— Initial Class

Purchases	$4,708	$8,553	$833	$1,167
Proceeds from sales	2,133	9,353	835	320
Not all Investment Divisions are available under all policies.

NYLIAC CSVUL Separate Account-I

Calvert VP SRI Balanced Portfolio	Davis Value Portfolio	Delaware VIP International Value Equity Series— Standard Class	Dreyfus IP Technology Growth— Initial Shares	Dreyfus VIF Opportunistic Small Cap— Initial Shares	DWS Dreman Small Mid Cap Value VIP— Class A Shares	DWS Global Small Cap Growth VIP— Class A Shares

8	57	162	156	1	247	9
$16	$652	$1,736	$1,636	$20	$2,714	$125

Fidelity® VIP Freedom 2020 Portfolio— Initial Class	Fidelity® VIP Freedom 2030 Portfolio— Initial Class	Fidelity® VIP Freedom 2040 Portfolio— Initial Class	Fidelity® VIP Growth— Initial Class	Fidelity® VIP Index 500— Initial Class	Fidelity® VIP Investment Grade Bond— Initial Class	Fidelity® VIP Mid Cap— Initial Class

793	476	67	33	426	1,077	1,021
$7,937	$3,932	$960	$1,135	$53,350	$13,759	$30,377

Calvert VP SRI Balanced Portfolio	Davis Value Portfolio	Delaware VIP International Value Equity Series— Standard Class	Dreyfus IP Technology Growth— Initial Shares	Dreyfus VIF Opportunistic Small Cap— Initial Shares	DWS Dreman Small Mid Cap Value VIP— Class A Shares	DWS Global Small Cap Growth VIP— Class A Shares

$—	$399	$887	$587	$1	$1,401	$131
—	898	74	111	1	366	9

Fidelity® VIP Freedom 2020 Portfolio— Initial Class	Fidelity® VIP Freedom 2030 Portfolio— Initial Class	Fidelity® VIP Freedom 2040 Portfolio— Initial Class	Fidelity® VIP Growth— Initial Class	Fidelity® VIP Index 500— Initial Class	Fidelity® VIP Investment Grade Bond— Initial Class	Fidelity® VIP Mid Cap— Initial Class

$4,050	$853	$997	$692	$18,070	$5,542	$15,904
2,769	412	42	452	5,278	2,497	16,973

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s) (Continued):

	Fidelity® VIP Money Market— Initial Class	Fidelity® VIP Overseas— Initial Class	Fidelity® VIP Value Leaders— Initial Class	Fidelity® VIP Value Strategies— Service Class 2

Number of shares	23,454	720	—	31
Identified cost	$23,454	$10,661	$5	$263

	Janus Aspen Worldwide Portfolio— Institutional Shares	Lazard Retirement International Equity Portfolio— Service Shares	Lord Abbett Series Fund— Mid-Cap Value Portfolio	LVIP Baron Growth Opportunities Fund—Service Class

Number of shares	13	323	300	139
Identified cost	$371	$3,210	$4,490	$4,032

	Fidelity® VIP Money Market— Initial Class	Fidelity® VIP Overseas— Initial Class	Fidelity® VIP Value Leaders— Initial Class	Fidelity® VIP Value Strategies— Service Class 2

Purchases	$10,745	$5,157	$1	$73
Proceeds from sales	4,338	3,066	1	99

	Janus Aspen Worldwide Portfolio— Institutional Shares	Lazard Retirement International Equity Portfolio— Service Shares	Lord Abbett Series Fund— Mid-Cap Value Portfolio	LVIP Baron Growth Opportunities Fund—Service Class

Purchases	$657	$767	$1,603	$2,679
Proceeds from sales	972	1,129	2,296	2,138

Not all Investment Divisions are available under all policies.

NYLIAC CSVUL Separate Account-I

Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. International Growth Fund— Series I Shares	Invesco V.I. Mid Cap Core Equity Fund— Series I Shares	Invesco Van Kampen V.I. Mid Cap Value Fund— Series I Shares	Janus Aspen Balanced Portfolio— Institutional Shares	Janus Aspen Enterprise Portfolio— Institutional Shares	Janus Aspen Forty Portfolio— Institutional Shares

173	290	273	116	357	110	209
$2,129	$7,215	$3,239	$1,356	$9,519	$3,911	$7,304

MFS® Global Tactical Allocation— Initial Class	MFS® Investors Trust Series— Initial Class	MFS® New Discovery Series— Initial Class	MFS® Utilities Series— Initial Class	MFS® Value Series— Initial Class	Neuberger Berman AMT Partners Portfolio— Class I Shares	Oppenheimer Capital Appreciation Fund/VA— Non-Service Shares

—	3	1	90	754	26	2
$5	$60	$9	$2,059	$9,113	$278	$95

Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. International Growth Fund— Series I Shares	Invesco V.I. Mid Cap Core Equity Fund— Series I Shares	Invesco Van Kampen V.I. Mid Cap Value Fund— Series I Shares	Janus Aspen Balanced Portfolio— Institutional Shares	Janus Aspen Enterprise Portfolio— Institutional Shares	Janus Aspen Forty Portfolio— Institutional Shares

$539	$2,006	$3,203	$447	$2,664	$2,151	$3,779
547	1,971	60	111	12,298	4,635	6,351

MFS® Global Tactical Allocation— Initial Class	MFS® Investors Trust Series— Initial Class	MFS® New Discovery Series— Initial Class	MFS® Utilities Series— Initial Class	MFS® Value Series— Initial Class	Neuberger Berman AMT Partners Portfolio— Class I Shares	Oppenheimer Capital Appreciation Fund/VA— Non-Service Shares

$28	$1	$2	$897	$5,970	$160	$23
22	24	1	611	1,111	227	5

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s) (Continued):

	Oppenheimer Core Bond Fund/VA— Non-Service Shares	PIMCO Global Bond (Unhedged)— Administrative Class Shares	PIMCO High Yield— Administrative Class Shares	PIMCO Long-Term U.S. Government— Administrative Class Shares

Number of shares	—	165	68	14
Identified cost	$1	$2,297	$531	$163

	T. Rowe Price Index 500 Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price New America Growth Portfolio

Number of shares	53	413	762	291
Identified cost	$456	$5,159	$3,838	$5,790

	Oppenheimer Core Bond Fund/VA— Non-Service Shares	PIMCO Global Bond (Unhedged)— Administrative Class Shares	PIMCO High Yield— Administrative Class Shares	PIMCO Long-Term U.S. Government— Administrative Class Shares

Purchases	$—	$2,157	$745	$51
Proceeds from sales	—	607	214	24

	T. Rowe Price Index 500 Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price New America Growth Portfolio

Purchases	$307	$3,050	$3,129	$2,392
Proceeds from sales	29	490	2,868	722

Not all Investment Divisions are available under all policies.

NYLIAC CSVUL Separate Account-I

PIMCO Low Duration— Administrative Class Shares	PIMCO Real Return— Administrative Class Shares	PIMCO Total Return— Administrative Class Shares	Royce Micro-Cap Portfolio— Investment Class	Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Income Portfolio

270	910	4,199	541	735	1,335	1,039
$2,818	$12,167	$46,908	$5,642	$7,325	$13,122	$19,593

T. Rowe Price Personal Strategy Balanced Portfolio	TOPS™ Protected Growth ETF Portfolio— Class 2 Shares	UIF Emerging Markets Debt Portfolio— Class I	UIF Emerging Markets Equity Portfolio— Class I	UIF U.S. Real Estate Portfolio— Class I	Van Eck VIP Global Bond Fund— Initial Class	Van Eck VIP Global Hard Assets— Initial Class

913	539	380	809	544	107	71
$15,019	$5,068	$3,148	$10,271	$5,953	$1,247	$2,459

PIMCO Low Duration— Administrative Class Shares	PIMCO Real Return— Administrative Class Shares	PIMCO Total Return— Administrative Class Shares	Royce Micro-Cap Portfolio— Investment Class	Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Income Portfolio

$2,695	$7,836	$17,953	$1,605	$5,124	$6,359	$8,463
1,892	6,192	15,427	2,665	6,153	3,662	10,123

T. Rowe Price Personal Strategy Balanced Portfolio	TOPS™ Protected Growth ETF Portfolio— Class 2 Shares	UIF Emerging Markets Debt Portfolio— Class I	UIF Emerging Markets Equity Portfolio— Class I	UIF U.S. Real Estate Portfolio— Class I	Van Eck VIP Global Bond Fund— Initial Class	Van Eck VIP Global Hard Assets— Initial Class

$3,246	$5,068	$3,647	$4,102	$1,835	$346	$1,567
16,246	—	2,601	4,655	4,041	92	902

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s) (Continued):

Van Eck VIP Multi-Manager Alternatives— Initial Class

Number of shares	5
Identified cost	$45

Van Eck VIP Multi-Manager Alternatives— Initial Class

Purchases	$263
Proceeds from sales	431

Not all Investment Divisions are available under all policies.

NYLIAC CSVUL Separate Account-I

(This page intentionally left blank)

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

N

YLIAC deducts certain charges from all premiums received for CSVUL, CEVUL2, CEVUL3, CEVUL4, CEVUL5, CEVUL6 and CEAVUL policies. On CSVUL policies, a sales expense charge of 2.25% is deducted to compensate NYLIAC for expenses associated with selling the policies. This charge may increase in the future, but will never exceed 4.5%. A state premium tax charge of 2% is deducted. This charge may increase consistent with changes in the applicable tax law. A federal tax charge of 1.25% is also deducted, this charge may also increase consistent with changes in the applicable tax law.

On CEVUL2 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 13.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. (2) During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. (3) During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. (4) Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

On CEVUL3 and CEVUL4 policies, we deduct 2.00% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges up to the Target Premium and 1.75% and 1.25%, respectively, for premiums in excess of the Target Premium and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 10.75% from any premium paid up to the Target Premium. (2) During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. During Policy Years after year seven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. We currently do not charge a sales expense charge on premiums in excess of the Target Premium in any year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

On CEVUL5 policies, we deduct 2.00% and 1.25% from each premium paid up to the Target Premium in years one through seven and 1.50% and 1.00% in years eight and beyond for state tax charges and federal tax charges, respectively. We deduct 1.75% and 1.25% from each premium paid in excess of the Target Premium in years one through seven and 1.50% and 1.00% in years eight and beyond for state tax charges and federal tax charges, respectively. Also deducted is a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 14.00% from any premium paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.00% plus state and federal charges from any additional premiums paid in this Policy Year. (2) During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge. (3) During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge. (4) During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

On CEVUL6 policies, we deduct 2.00% and 1.25% from each premium paid up to the Target Premium in years one through seven and 1.50% and 1.00% in years eight and beyond for state tax charges and federal tax charges, respectively. We deduct 1.75% and 1.25% from each premium paid in excess of the Target Premium in years one through seven and 1.50% and 1.00% in years eight and beyond for state tax charges and federal tax charges, respectively. Also deducted is a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 14.00% from any premium paid up to the Target Premium. Once the Target Premium for that Policy Year

NYLIAC CSVUL Separate Account-I

has been reached, we currently deduct a sales expense charge of 2.00% plus state and federal charges from any additional premiums paid in this Policy Year. (2) During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently expect to deduct a sales expense charge of 2.00% plus state and federal charges from any additional premiums paid in this Policy Year. (3) During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently expect to deduct a sales expense charge of 2.00% plus state and federal charges from any additional premiums paid in this Policy Year. (4) During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

On CEAVUL policies, we deduct 2.00% and 1.25% from each premium paid in years one through seven and 1.50% and 1.00% in years eight and beyond for state tax charges and federal tax charges, respectively. Also deducted is a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 16.25% from any premium paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 0.75% plus state and federal charges from any additional premiums paid in this Policy Year. (2) During Policy years two through four, we currently expect to deduct a sales expense charge of 9.75% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently deduct a sales expense charge of 4.00% plus state and federal charges from any additional premiums paid in that Policy Year. (3) During Policy Years five through seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently deduct a sales expense charge of 1.75% plus state and federal charges from any additional premiums paid in that Policy Year. (4) During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. If the Supplementary Term Rider is added, the current sales expense charge for all premium payments charge is equal to (i) the current charge without the Supplementary Term Rider, multiplied by (ii) the Base Face Amount divided by the Target Face Amount. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

On CSVUL, CEVUL2, CEVUL3, CEVUL4, CEVUL5, CEVUL6 and CEAVUL policies, NYLIAC deducts a monthly contract charge as follows; $7.50 for CSVUL; $5.00 for CEVUL2; $0.00 in the first Policy Year for CEVUL3, CEVUL4, CEVUL5, CEVUL6 and CEAVUL; $5.00 in Policy Years two and beyond for CEVUL3, CEVUL4, CEVUL5 and CEVUL6 and $10.00 in Policy Years two and beyond for CEAVUL. This charge is used to compensate NYLIAC for costs incurred in providing administrative services including: premium collection, record-keeping, and claims processing. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying statement of changes in net assets.

On CSVUL policies, NYLIAC also assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by investment division from the policy’s cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years 1–5 and declines each year thereafter to a minimum of 6.5% in year nine. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying statement of changes in net assets.

On CSVUL, CEVUL2, CEVUL3, CEVUL4, CEVUL5, CEVUL6 and CEAVUL policies, CSVUL Separate Account-I is charged for mortality and expense risks assumed by NYLIAC. For CSVUL policies, these charges are made daily at an annual rate of .70% of the daily variable accumulation value of each Investment Division for policy years one through ten. For policy years eleven and later, it is expected that these charges will be reduced to an annual rate of .30% of the daily variable accumulation value of each Investment Division. For CEVUL2 policies, in all years, it is expected that the charge will be an annual rate of .25% of the average daily variable accumulation value of each Investment Division’s assets. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. For CEVUL3 and CEVUL4, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy year one, the mortality and expense charge deducted is .25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is .45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to .25%. For CEVUL5, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy years one through ten, the mortality and expense risk charge deducted is ..50%. In Policy Years eleven and beyond, the mortality and expense risk charge deducted is reduced to 0.25%.

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

For CEVUL6, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In Policy Year one, the mortality and expense charge deducted is .25%. In Policy Years two through ten, the mortality and expense charge deducted is .45%. In Policy Years ten and thereafter, the mortality and expense charge deducted is reduced to .25%. For CEAVUL policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In Policy Years one through ten, the current mortality and expense deductions are made monthly at an annual rate of 0.45% for the first $25,000 of the Separate Account value, 0.37% of the Separate Account value between $25,000 and $200,000, and 0.20% of the Separate Account value greater than $200,000. The current mortality and expense risk charge is reduced in year eleven and beyond to 0.40% of the first $25,000 of the Separate Account value, 0.32% of the Separate Account value between $25,000 and $200,000, and 0.15% of the Separate Account Value over $200,000. These charges were in effect for each of the five periods presented in the Financial Highlights section. These charges are disclosed in the accompanying statement of operations.

NOTE 4—Distribution of Net Income:

C

SVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NYLIAC CSVUL Separate Account-I

(This page intentionally left blank)

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s):

Transactions in accumulation units for the years ended December 31, 2011 and December 31, 2010 were as follows:

	MainStay VP Bond— Initial Class		MainStay VP Cash Management		MainStay VP Common Stock— Initial Class
	2011	2010	2011	2010	2011	2010

Series I Policies
Units issued	42	—	1,619	3,579	10	55
Units redeemed	—	—	(5,061)	(1,463)	(78)	(33)

Net increase (decrease)	42	—	(3,442)	2,116	(68)	22

Series II Policies
Units issued	—	—	344	343	—	—
Units redeemed	—	—	(385)	(453)	(38)	(43)

Net increase (decrease)	—	—	(41)	(110)	(38)	(43)

Series III Policies
Units issued	2,967	170	35,121	67,389	10	263
Units redeemed	(115)	(158)	(42,435)	(61,910)	(645)	(112)

Net increase (decrease)	2,852	12	(7,314)	5,479	(635)	151

	MainStay VP High Yield Corporate Bond— Initial Class		MainStay VP ICAP Select Equity— Initial Class		MainStay VP Income Builder— Initial Class
	2011	2010	2011	2010	2011	2010

Series I Policies
Units issued	—	—	1	42	613	—
Units redeemed	—	(2)	(40)	(220)	(54)	(47)

Net increase (decrease)	—	(2)	(39)	(178)	559	(47)

Series II Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	(5)	(84)	(84)	—	—

Net increase (decrease)	—	(5)	(84)	(84)	—	—

Series III Policies
Units issued	699	670	86	353	—	—
Units redeemed	(1,025)	(336)	(572)	(87)	—	—

Net increase (decrease)	(326)	334	(486)	266	—	—

Not all Investment Divisions are available under all policies.

(a)	For Series III policies, represents the period February 1, 2010 (Commencement of Investments) through December 31, 2010.
(b)	For Series III policies, represents the period March 2010 (Commencement of Investments) through December 2010.
(c)	For Series III policies, represents the period March 2, 2011 (Commencement of Investments) through December 31, 2011.
(d)	For Series III policies, represents the period December 21, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC CSVUL Separate Account-I

MainStay VP Convertible— Initial Class		MainStay VP Floating Rate— Initial Class		MainStay VP Government— Initial Class		MainStay VP Growth Equity— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

—	—	—	—	—	—	7	41
—	—	—	—	—	—	(22)	(3)

—	—	—	—	—	—	(15)	38

1	2	—	—	—	—	—	—
—	—	—	—	—	—	—	—

1	2	—	—	—	—	—	—

29	18	36	20	40	55	7	435
(32)	(14)	(28)	(25)	(32)	(57)	(358)	(7)

(3)	4	8	(5)	8	(2)	(351)	428

MainStay VP International Equity— Initial Class		MainStay VP Large Cap Growth— Initial Class		MainStay VP Mid Cap Core— Initial Class		MainStay VP S&P 500 Index— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

4	32	—	—	—	—	8	78
(124)	(88)	(2)	(1)	—	—	(525)	(473)

(120)	(56)	(2)	(1)	—	—	(517)	(395)

1	1	—	—	—	—	2	2
(2)	(1)	—	—	(14)	(13)	—	—

(1)	—	—	—	(14)	(13)	2	2

218	410	—	—	229	77	254	343
(609)	(498)	—	—	(89)	(638)	(926)	(566)

(391)	(88)	—	—	140	(561)	(672)	(223)

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	MainStay VP U.S. Small Cap— Initial Class		Alger Small Cap Growth Portfolio— Class I-2 Shares		Alger SMid Cap Growth Portfolio— Class I-2 Shares
	2011	2010	2011	2010	2011	2010

Series I Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Series II Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Series III Policies
Units issued	50	533	—	—	35	4
Units redeemed	(225)	(7)	(35)	(26)	(29)	—

Net increase (decrease)	(175)	526	(35)	(26)	6	4

	American Funds Global Growth Fund— Class 1 Shares		American Funds Global Small Capitalization Fund— Class 2 Shares		American Funds Growth Fund— Class 2 Shares
	2011	2010	2011	2010	2011	2010

Series I Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Series II Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	(3)	(3)	—	—

Net increase (decrease)	—	—	(3)	(3)	—	—

Series III Policies
Units issued	49	23	67	44	301	320
Units redeemed	(1)	—	(37)	(28)	(395)	(277)

Net increase (decrease)	48	23	30	16	(94)	43

Not all Investment Divisions are available under all policies.

(a)	For Series III policies, represents the period February 1, 2010 (Commencement of Investments) through December 31, 2010.
(b)	For Series III policies, represents the period March 2010 (Commencement of Investments) through December 2010.
(c)	For Series III policies, represents the period March 2, 2011 (Commencement of Investments) through December 31, 2011.
(d)	For Series III policies, represents the period December 21, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC CSVUL Separate Account-I

AllianceBernstein VPS International Value Portfolio— Class A Shares		AllianceBernstein VPS Small/Mid Cap Value Portfolio— Class A Shares		American Century® VP Value— Class II		American Funds Asset Allocation Fund— Class 2 Shares
2011	2010	2011	2010	2011	2010	2011	2010

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	4	5	—	—
—	—	—	—	—	—	—	—

—	—	—	—	4	5	—	—

85	114	67	76	137	42	22	29
(141)	(191)	(74)	(34)	(22)	(10)	(25)	(98)

(56)	(77)	(7)	42	115	32	(3)	(69)

American Funds Growth-Income Fund— Class 2 Shares		American Funds International Fund— Class 2 Shares		Calvert VP SRI Balanced Portfolio		Davis Value Portfolio
2011	2010	2011	2010	2011	2010	2011	2010

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

19	27	285	503	—	—	33	80
(4)	(3)	(243)	(457)	—	—	(85)	(115)

15	24	42	46	—	—	(52)	(35)

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	Delaware VIP International Value Equity Series— Standard Class		Dreyfus IP Technology Growth— Initial Shares		Dreyfus VIF Opportunistic Small Cap— Initial Shares
	2011	2010	2011	2010	2011	2010

Series I Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Series II Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Series III Policies
Units issued	116	133	42	25	—	—
Units redeemed	(10)	(3)	(8)	(2)	—	—

Net increase (decrease)	106	130	34	23	—	—

	Fidelity® VIP Equity-Income— Initial Class		Fidelity® VIP Freedom 2010 Portfolio— Initial Class		Fidelity® VIP Freedom 2020 Portfolio— Initial Class
	2011	2010	2011	2010	2011	2010

Series I Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Series II Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	(1)	—	—	—	(2)

Net increase (decrease)	—	(1)	—	—	—	(2)

Series III Policies
Units issued	61	70	88	84	308	168
Units redeemed	(68)	(125)	(25)	(48)	(222)	(65)

Net increase (decrease)	(7)	(55)	63	36	86	103

Not all Investment Divisions are available under all policies.

(a)	For Series III policies, represents the period February 1, 2010 (Commencement of Investments) through December 31, 2010.
(b)	For Series III policies, represents the period March 2010 (Commencement of Investments) through December 2010.
(c)	For Series III policies, represents the period March 2, 2011 (Commencement of Investments) through December 31, 2011.
(d)	For Series III policies, represents the period December 21, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC CSVUL Separate Account-I

DWS Dreman Small Mid Cap Value VIP— Class A Shares		DWS Global Small Cap Growth VIP— Class A Shares		DWS Small Cap Index VIP— Class A Shares		Fidelity® VIP Contrafund®— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

—	—	—	—	—	—	—	—
—	—	—	—	—	—	(1)	(1)

—	—	—	—	—	—	(1)	(1)

—	—	—	—	—	—	4	4
—	—	—	—	—	—	(2)	(5)

—	—	—	—	—	—	2	(1)

148	155	14	—	328	151	529	361
(38)	(84)	(1)	—	(154)	(790)	(600)	(450)

110	71	13	—	174	(639)	(71)	(89)

Fidelity® VIP Freedom 2030 Portfolio— Initial Class		Fidelity® VIP Freedom 2040 Portfolio— Initial Class		Fidelity® VIP Growth— Initial Class		Fidelity® VIP Index 500— Initial Class
2011	2010	2011	2010(a)	2011	2010	2011	2010

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	(5)	(2)	(1)

—	—	—	—	—	(5)	(2)	(1)

63	74	80	72	57	26	1,243	1,243
(35)	(102)	(4)	(71)	(36)	(28)	(414)	(838)

28	(28)	76	1	21	(2)	829	405

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	Fidelity® VIP Investment Grade Bond— Initial Class		Fidelity® VIP Mid Cap— Initial Class		Fidelity® VIP Money Market— Initial Class
	2011	2010	2011	2010	2011	2010

Series I Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Series II Policies
Units issued	4	5	3	2	—	—
Units redeemed	(10)	(1)	(1)	(1)	—	—

Net increase (decrease)	(6)	4	2	1	—	—

Series III Policies
Units issued	323	234	827	750	1,067	1,941
Units redeemed	(163)	(175)	(895)	(353)	(432)	(1,105)

Net increase (decrease)	160	59	(68)	397	635	836

	Invesco V.I. International Growth Fund— Series I Shares		Invesco V.I. Mid Cap Core Equity Fund— Series I Shares		Invesco Van Kampen V.I. Mid Cap Value Fund— Series I Shares
	2011	2010	2011	2010(b)	2011	2010

Series I Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Series II Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Series III Policies
Units issued	157	293	308	10	21	51
Units redeemed	(166)	(136)	(6)	(1)	(5)	(4)

Net increase (decrease)	(9)	157	302	9	16	47

Not all Investment Divisions are available under all policies.

(a)	For Series III policies, represents the period February 1, 2010 (Commencement of Investments) through December 31, 2010.
(b)	For Series III policies, represents the period March 2010 (Commencement of Investments) through December 2010.
(c)	For Series III policies, represents the period March 2, 2011 (Commencement of Investments) through December 31, 2011.
(d)	For Series III policies, represents the period December 21, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC CSVUL Separate Account-I

Fidelity® VIP Overseas— Initial Class		Fidelity® VIP Value Leaders— Initial Class		Fidelity® VIP Value Strategies— Service Class 2		Invesco V.I. Global Real Estate Fund— Series I Shares
2011	2010	2011	2010	2011	2010	2011	2010

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	5	—	—	—	—	—	1
(7)	(1)	—	—	—	—	—	(7)

(7)	4	—	—	—	—	—	(6)

395	271	—	—	5	11	45	183
(223)	(330)	—	(2)	(7)	(4)	(56)	(74)

172	(59)	—	(2)	(2)	7	(11)	109

Janus Aspen Balanced Portfolio— Institutional Shares		Janus Aspen Enterprise Portfolio— Institutional Shares		Janus Aspen Forty Portfolio— Institutional Shares		Janus Aspen Worldwide Portfolio— Institutional Shares
2011	2010	2011	2010	2011	2010	2011	2010

—	—	—	—	—	—	1	1
(436)	(14)	—	—	—	—	(1)	(4)

(436)	(14)	—	—	—	—	—	(3)

4	5	—	—	—	—	—	—
(8)	(11)	—	—	—	—	—	—

(4)	(6)	—	—	—	—	—	—

110	211	118	105	282	460	54	32
(97)	(93)	(255)	(229)	(481)	(238)	(86)	(90)

13	118	(137)	(124)	(199)	222	(32)	(58)

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	Lazard Retirement International Equity Portfolio— Service Shares		Lord Abbett Series Fund— Mid-Cap Value Portfolio		LVIP Baron Growth Opportunities Fund— Service Class
	2011	2010	2011	2010	2011	2010

Series I Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Series II Policies
Units issued	—	1	—	—	—	3
Units redeemed	—	(8)	—	—	(5)	(1)

Net increase (decrease)	—	(7)	—	—	(5)	2

Series III Policies
Units issued	58	157	120	176	203	188
Units redeemed	(99)	(99)	(170)	(154)	(158)	(157)

Net increase (decrease)	(41)	58	(50)	22	45	31

	MFS® Value Series— Initial Class		Neuberger Berman AMT Partners Portfolio— Class I Shares		Oppenheimer Capital Appreciation Fund/VA— Non-Service Shares
	2011	2010	2011	2010	2011	2010

Series I Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Series II Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Series III Policies
Units issued	467	246	18	24	2	8
Units redeemed	(85)	(93)	(24)	(63)	—	(4)

Net increase (decrease)	382	153	(6)	(39)	2	4

Not all Investment Divisions are available under all policies.

(a)	For Series III policies, represents the period February 1, 2010 (Commencement of Investments) through December 31, 2010.
(b)	For Series III policies, represents the period March 2010 (Commencement of Investments) through December 2010.
(c)	For Series III policies, represents the period March 2, 2011 (Commencement of Investments) through December 31, 2011.
(d)	For Series III policies, represents the period December 21, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC CSVUL Separate Account-I

MFS® Global Tactical Allocation— Initial Class	MFS® Investors Trust Series— Initial Class		MFS® New Discovery Series— Initial Class		MFS® Utilities Series— Initial Class
2011(c)	2011	2010	2011	2010	2011	2010

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	(1)	(1)	—	—	—	(4)

—	(1)	(1)	—	—	—	(4)

2	—	—	—	—	42	36
(2)	—	—	—	—	(31)	(33)

—	—	—	—	—	11	3

Oppenheimer Core Bond Fund/VA— Non-Service Shares		PIMCO Global Bond (Unhedged)— Administrative Class Shares		PIMCO High Yield— Administrative Class Shares		PIMCO Long-Term U.S. Government— Administrative Class Shares
2011	2010	2011	2010	2011	2010(b)	2011	2010

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	156	50	64	1	3	5
—	—	(45)	(1)	(19)	(1)	(2)	(4)

—	—	111	49	45	—	1	1

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	PIMCO Low Duration— Administrative Class Shares		PIMCO Real Return— Administrative Class Shares		PIMCO Total Return— Administrative Class Shares
	2011	2010	2011	2010	2011	2010

Series I Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Series II Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	(2)	(2)	(5)	(3)

Net increase (decrease)	—	—	(2)	(2)	(5)	(3)

Series III Policies
Units issued	195	83	503	286	1,020	1,429
Units redeemed	(139)	(80)	(426)	(401)	(973)	(1,309)

Net increase (decrease)	56	3	77	(115)	47	120

	T. Rowe Price Index 500 Portfolio		T. Rowe Price International Stock Portfolio		T. Rowe Price Limited-Term Bond Portfolio
	2011	2010	2011	2010	2011	2010

Series I Policies
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease)	—	—	—	—	—	—

Series II Policies
Units issued	—	—	4	4	—	1
Units redeemed	—	—	—	—	(4)	(1)

Net increase (decrease)	—	—	4	4	(4)	—

Series III Policies
Units issued	27	4	202	67	234	281
Units redeemed	(2)	(25)	(32)	(38)	(219)	(197)

Net increase (decrease)	25	(21)	170	29	15	84

Not all Investment Divisions are available under all policies.

(a)	For Series III policies, represents the period February 1, 2010 (Commencement of Investments) through December 31, 2010.
(b)	For Series III policies, represents the period March 2010 (Commencement of Investments) through December 2010.
(c)	For Series III policies, represents the period March 2, 2011 (Commencement of Investments) through December 31, 2011.
(d)	For Series III policies, represents the period December 21, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC CSVUL Separate Account-I

Royce Micro-Cap Portfolio— Investment Class		Royce Small-Cap Portfolio— Investment Class		T. Rowe Price Blue Chip Growth Portfolio		T. Rowe Price Equity Income Portfolio
2011	2010	2011	2010	2011	2010	2011	2010

—	—	—	—	—	—	3	4
—	—	—	—	—	—	(3)	(9)

—	—	—	—	—	—	—	(5)

—	—	—	—	—	—	2	4
—	—	—	—	—	—	(9)	(7)

—	—	—	—	—	—	(7)	(3)

83	305	379	234	455	319	597	847
(148)	(50)	(451)	(234)	(260)	(155)	(778)	(699)

(65)	255	(72)	—	195	164	(181)	148

T. Rowe Price New America Growth Portfolio		T. Rowe Price Personal Strategy Balanced Portfolio		Tops™ Protected Growth ETF Portfolio— Class 2 Shares	UIF Emerging Markets Debt Portfolio— Class I
2011	2010	2011	2010	2011(d)	2011	2010

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	(1)	(1)

—	—	—	—	—	(1)	(1)

130	214	196	500	502	193	89
(49)	(80)	(1,077)	(454)	—	(141)	(77)

81	134	(881)	46	502	52	12

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	UIF Emerging Markets Equity Portfolio— Class I		UIF U.S. Real Estate Portfolio— Class I		Van Eck VIP Global Bond Fund— Initial Class
	2011	2010	2011	2010	2011	2010

Series I Policies
Units issued	—	31	—	—	—	—
Units redeemed	(6)	(16)	—	—	—	—

Net increase (decrease)	(6)	15	—	—	—	—

Series II Policies
Units issued	—	—	—	1	—	3
Units redeemed	(1)	(1)	(2)	(2)	(4)	(1)

Net increase (decrease)	(1)	(1)	(2)	(1)	(4)	2

Series III Policies
Units issued	172	150	90	174	19	86
Units redeemed	(187)	(67)	(203)	(276)	(4)	(5)

Net increase (decrease)	(15)	83	(113)	(102)	15	81

Not all Investment Divisions are available under all policies.

(a)	For Series III policies, represents the period February 1, 2010 (Commencement of Investments) through December 31, 2010.
(b)	For Series III policies, represents the period March 2010 (Commencement of Investments) through December 2010.
(c)	For Series III policies, represents the period March 2, 2011 (Commencement of Investments) through December 31, 2011.
(d)	For Series III policies, represents the period December 21, 2011 (Commencement of Investments) through December 31, 2011.

NYLIAC CSVUL Separate Account-I

Van Eck VIP Global Hard Assets— Initial Class		Van Eck VIP Multi-Manager Alternatives— Initial Class
2011	2010	2011	2010

—	—	—	—
—	—	—	—

—	—	—	—

—	—	—	—
—	—	—	—

—	—	—	—

156	210	23	4
(98)	(17)	(38)	(2)

58	193	(15)	2

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s):

T

he following table presents financial highlights for each Investment Division as of December 31, 2011, 2010, 2009, 2008 and 2007:

	MainStay VP Bond— Initial Class
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$885		$16	$15	$14		$19
Units Outstanding	43		1	1	1		1
Variable Accumulation Unit Value	$20.51		$19.18	$17.84	$16.60		$16.06
Total Return	6.9%		7.5%	7.5%	3.4%		5.8%
Investment Income Ratio	5.6%		3.1%	4.8%	3.9%		2.1%
Series II Policies (b)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series III Policies (c)
Net Assets	$47,455		$4,062	$3,606	$2,572		$1,689
Units Outstanding	3,140		288	276	212		144
Variable Accumulation Unit Value	$15.11		$14.09	$13.07	$12.13		$11.69
Total Return	7.2%		7.8%	7.8%	3.7%		6.5%
Investment Income Ratio	3.9%		3.3%	5.4%	4.9%		3.8%

	MainStay VP Convertible— Initial Class
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$—		$—	$—	$—		$1
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$13.73		$14.46	$13.06	$13.06		$14.05
Total Return	(5.0%	)	10.7%	0.0%	(7.0%	)	14.1%
Investment Income Ratio	2.4%		2.9%	2.2%	1.3%		2.4%
Series II Policies (b)
Net Assets	$504		$507	$412	$268		$379
Units Outstanding	28		27	25	24		22
Variable Accumulation Unit Value	$18.11		$19.06	$16.22	$11.13		$17.01
Total Return	(5.0%	)	17.6%	45.7%	(34.6%	)	14.6%
Investment Income Ratio	2.4%		2.9%	2.2%	2.4%		2.4%
Series III Policies (c)
Net Assets	$242		$307	$214	$235		$242
Units Outstanding	16		19	15	25		17
Variable Accumulation Unit Value	$15.47		$16.24	$13.78	$9.43		$14.38
Total Return	(4.7%	)	17.9%	46.1%	(34.4%	)	14.9%
Investment Income Ratio	2.4%		3.7%	1.9%	2.5%		2.8%

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

MainStay VP Cash Management										MainStay VP Common Stock— Initial Class
2011		2010		2009		2008		2007		2011	2010	2009	2008		2007

$7,598		$12,158		$9,396		$23,233		$16,231		$1,123	$1,990	$1,519	$724		$596
5,781		9,223		7,107		17,525		12,468		85	153	131	76		40
$1.31		$1.32		$1.32		$1.33		$1.30		$13.21	$13.04	$11.62	$9.52		$15.02
(0.3%	)	(0.3%	)	(0.2%	)	1.8%		4.1%		1.3%	12.3%	22.0%	(36.6%	)	4.4%
0.0%		0.0%		0.1%		2.1%		4.7%		1.3%	1.7%	2.2%	1.3%		1.2%

$737		$785		$915		$681		$620		$92,454	$91,831	$82,332	$67,870		$108,001
638		679		789		586		544		5,976	6,014	6,057	6,096		6,155
$1.15		$1.16		$1.16		$1.16		$1.14		$15.47	$15.27	$13.59	$11.13		$17.55
(0.2%	)	(0.2%	)	(0.2%	)	1.9%		4.6%		1.3%	12.3%	22.1%	(36.5%	)	4.9%
0.0%		0.0%		—		2.1%		4.7%		1.5%	1.6%	2.1%	1.5%		1.3%

$115,256		$123,744		$117,358		$172,479		$118,086		$7,803	$15,628	$12,207	$416		$878
99,143		106,457		100,978		148,926		103,882		613	1,248	1,097	46		61
$1.16		$1.16		$1.16		$1.16		$1.14		$12.72	$12.53	$11.12	$9.09		$14.29
—		0.0%		0.0%		2.2%		4.8%		1.6%	12.6%	22.4%	(36.4%	)	5.1%
0.0%		0.0%		0.1%		2.1%		4.6%		1.3%	1.8%	2.5%	1.9%		1.3%

Mainstay VP Floating Rate— Initial Class										MainStay VP Government— Initial Class
2011		2010		2009		2008		2007		2011	2010	2009	2008		2007

$—		$—		$—		$—		$—		$—	$—	$5	$7		$32
—		—		—		—		—		—	—	—	—		2
$—		$—		$—		$—		$—		$19.15	$18.13	$17.26	$17.03		$15.57
—		—		—		—		—		5.7%	5.0%	1.3%	9.4%		5.9%
—		—		—		—		—		3.0%	3.2%	3.4%	1.8%		4.9%

$—		$—		$—		$—		$79		$—	$—	$—	$—		$—
—		—		—		—		8		—	—	—	—		—
$10.59		$10.39		$9.97		$9.97		$9.98		$12.22	$11.56	$11.14	$11.14		$11.14
2.0%		4.2%		—		(0.1%	)	(0.2%	)	5.7%	3.8%	—	—		—
—		—		—		5.8%		26.2%		—	—	—	—		—

$868		$751		$749		$380		$420		$2,441	$2,195	$2,103	$1,993		$1,326
70		62		67		45		39		166	158	160	154		112
$12.34		$12.07		$11.16		$8.36		$10.82		$14.69	$13.86	$13.16	$12.95		$11.79
2.2%		8.1%		33.6%		(22.8%	)	2.6%		6.0%	5.4%	1.6%	9.8%		6.7%
4.2%		4.0%		3.6%		5.2%		6.4%		3.2%	3.0%	3.7%	3.5%		5.9%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP Growth Equity— Initial Class
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$254		$435	$—	$1,072		$273
Units Outstanding	23		38	—	120		24
Variable Accumulation Unit Value	$11.19		$11.38	$10.41	$8.95		$11.24
Total Return	(1.7%	)	9.3%	16.3%	(20.4%	)	11.6%
Investment Income Ratio	0.4%		0.6%	—	—		—
Series II Policies (b)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$11.90		$12.10	$11.21	$11.21		$11.21
Total Return	(1.6%	)	7.9%	—	—		—
Investment Income Ratio	—		—	—	—		—
Series III Policies (c)
Net Assets	$6,537		$10,896	$5,072	$6,410		$19,469
Units Outstanding	545		896	468	794		1,474
Variable Accumulation Unit Value	$11.99		$12.16	$10.84	$8.07		$13.21
Total Return	(1.4%	)	12.2%	34.2%	(38.9%	)	12.4%
Investment Income Ratio	0.4%		0.6%	0.6%	0.5%		0.2%

	MainStay VP Income Builder— Initial Class
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$6,650		$—	$472	$5,508		$12,280
Units Outstanding	559		—	47	677		1,099
Variable Accumulation Unit Value	$11.91		$11.47	$10.02	$8.14		$11.17
Total Return	3.8%		14.4%	23.1%	(27.2%	)	6.8%
Investment Income Ratio	4.7%		—	0.9%	4.0%		3.1%
Series II Policies (b)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series III Policies (c)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

MainStay VP High Yield Corporate Bond— Initial Class							MainStay VP ICAP Select Equity— Initial Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$36		$35	$78	$92		$164	$832		$1,403	$3,356	$1,536		$177
2		2	4	7		9	59		98	276	163		12
$24.10		$22.75	$20.25	$14.22		$18.80	$14.05		$14.30	$12.14	$9.41		$15.13
5.9%		12.3%	42.4%	(24.4%	)	1.6%	(1.7%	)	17.8%	29.0%	(37.8%	)	6.1%
6.2%		5.3%	7.0%	9.0%		6.4%	1.3%		0.7%	1.6%	1.0%		0.4%

$79		$76	$169	$97		$250	$205,087		$209,925	$179,293	$99,274		$—
4		4	9	7		14	13,292		13,376	13,460	9,620		—
$22.17		$20.92	$18.61	$13.06		$17.26	$15.43		$15.69	$13.32	$10.32		$—
6.0%		12.4%	42.5%	(24.3%	)	2.1%	(1.7%	)	17.8%	29.1%	(36.7%	)	—
6.3%		6.0%	7.9%	7.1%		6.0%	1.5%		0.9%	1.8%	0.8%		—

$20,819		$24,735	$17,280	$10,566		$14,732	$10,937		$17,808	$11,966	$14,524		$24
1,241		1,567	1,233	1,079		1,140	804		1,290	1,024	1,609		2
$16.77		$15.78	$14.01	$9.81		$12.92	$13.60		$13.80	$11.68	$9.03		$14.47
6.3%		12.7%	42.8%	(24.1%	)	2.3%	(1.4%	)	18.1%	29.4%	(37.6%	)	6.9%
6.0%		6.1%	8.0%	7.7%		7.8%	1.4%		0.9%	1.8%	0.7%		0.4%

MainStay VP International Equity— Initial Class							MainStay VP Large Cap Growth— Initial Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$27,023		$34,441	$33,899	$29,906		$43,580	$70		$85	$79	$62		$111
1,790		1,910	1,966	2,066		2,228	9		11	12	13		14
$15.10		$18.03	$17.24	$14.49		$19.56	$7.55		$7.59	$6.55	$4.69		$7.70
(16.3%	)	4.6%	19.0%	(25.9%	)	4.2%	(0.6%	)	15.8%	39.6%	(39.0%	)	20.5%
3.2%		3.3%	7.2%	1.5%		0.6%	—		—	—	0.1%		—

$527		$649	$620	$841		$1,463	$—		$—	$—	$—		$—
31		32	32	52		67	—		—	—	—		—
$17.00		$20.30	$19.40	$16.30		$21.98	$12.00		$—	$—	$—		$—
(16.3%	)	4.6%	19.1%	(25.9%	)	4.7%	(0.5%	)	—	—	—		(0.2%	)
3.2%		3.3%	6.0%	1.4%		0.7%	—		—	—	—		—

$12,858		$21,594	$21,926	$20,138		$29,202	$2		$2	$2	$20		$33
956		1,347	1,435	1,574		1,696	—		—	—	2		2
$13.46		$16.03	$15.28	$12.80		$17.22	$13.23		$13.26	$11.42	$8.15		$13.32
(16.0%	)	4.9%	19.4%	(25.7%	)	4.9%	(0.3%	)	16.2%	40.0%	(38.8%	)	21.3%
3.2%		3.3%	6.9%	1.6%		0.7%	—		—	—	0.1%		0.0%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP Mid Cap Core— Initial Class
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series II Policies (b)
Net Assets	$44,082		$45,841	$37,402	$27,568		$48,265
Units Outstanding	2,105		2,119	2,132	2,146		2,165
Variable Accumulation Unit Value	$20.94		$21.64	$17.54	$12.84		$22.29
Total Return	(3.2%	)	23.3%	36.6%	(42.4%	)	4.8%
Investment Income Ratio	0.9%		0.4%	0.6%	0.3%		0.4%
Series III Policies (c)
Net Assets	$4,630		$2,511	$9,357	$13,165		$23,854
Units Outstanding	296		156	717	1,381		1,446
Variable Accumulation Unit Value	$15.66		$16.14	$13.05	$9.53		$16.50
Total Return	(3.0%	)	23.6%	36.9%	(42.2%	)	5.0%
Investment Income Ratio	0.9%		0.2%	0.1%	0.5%		0.4%

	Alger Small Cap Growth Portfolio— Class I-2 Shares
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$—		$—	$—	$—		$28
Units Outstanding	—		—	—	—		2
Variable Accumulation Unit Value	$13.85		$—	$—	$—		$14.89
Total Return	(3.5%	)	—	—	(13.8%	)	16.4%
Investment Income Ratio	—		—	—	—		—
Series II Policies (b)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$15.51		$—	$—	$—		$—
Total Return	(3.4%	)	—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series III Policies (c)
Net Assets	$13		$619	$834	$804		$2,255
Units Outstanding	1		36	62	86		129
Variable Accumulation Unit Value	$16.43		$16.97	$13.54	$9.31		$17.43
Total Return	(3.2%	)	25.3%	45.5%	(46.6%	)	17.2%
Investment Income Ratio	—		—	—	—		—

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

MainStay VP S&P 500 Index— Initial Class						MainStay VP U.S. Small Cap— Initial Class
2011	2010	2009	2008		2007	2011		2010	2009

$119,946	$124,781	$113,527	$94,616		$157,310	$—		$—	$—
9,182	9,699	10,094	10,602		11,052	—		—	—
$13.06	$12.87	$11.25	$8.93		$14.23	$—		$—	$—
1.5%	14.4%	25.9%	(37.2%	)	4.5%	—		—	—
1.7%	1.8%	2.9%	2.4%		1.7%	—		—	—

$440	$411	$339	$404		$608	$—		$—	$—
33	31	29	44		42	—		—	—
$13.37	$13.16	$11.50	$9.13		$14.53	$—		$—	$—
1.6%	14.4%	25.9%	(37.2%	)	5.0%	—		—	—
1.7%	1.8%	2.4%	2.5%		1.7%	—		—	—

$15,346	$23,527	$22,948	$22,919		$23,852	$6,886		$9,370	$1,987
1,198	1,870	2,093	2,639		1,730	541		716	190
$12.81	$12.58	$10.97	$8.69		$13.79	$12.73		$13.09	$10.47
1.8%	14.7%	26.3%	(37.0%	)	5.2%	(2.7%	)	25.0%	4.7%
1.6%	1.9%	2.7%	3.7%		1.7%	0.9%		0.1%	—

Alger SMid Cap Growth Portfolio— Class I-2 Shares						AllianceBernstein VPS International Value Portfolio— Class A Shares
2011		2010	2009	2008		2011		2010	2009	2008		2007

$—		$—	$—	$—		$—		$—	$—	$—		$—
—		—	—	—		—		—	—	—		—
$—		$—	$—	$—		$—		$—	$—	$—		$—
—		—	—	—		—		—	—	—		—
—		—	—	—		—		—	—	—		—

$—		$—	$—	$—		$—		$—	$—	$—		$—
—		—	—	—		—		—	—	—		—
$—		$—	$—	$—		$—		$—	$—	$—		$—
—		—	—	—		—		—	—	—		—
—		—	—	—		—		—	—	—		—

$124		$67	$27	$6		$593		$1,072	$1,477	$804		$664
13		7	3	1		120		176	253	185		72
$9.32		$9.69	$7.84	$5.37		$4.93		$6.11	$5.84	$4.34		$9.26
(3.9%	)	23.7%	45.9%	(46.3%	)	(19.3%	)	4.6%	34.7%	(53.2%	)	(7.4%	)
—		—	—	—		3.6%		2.8%	1.6%	0.8%		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	AllianceBernstein VPS Small/Mid Cap Value Portfolio— Class A Shares
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series II Policies (b)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series III Policies (c)
Net Assets	$1,998		$2,267	$1,377	$114		$—
Units Outstanding	178		185	143	17		—
Variable Accumulation Unit Value	$11.21		$12.24	$9.64	$6.75		$—
Total Return	(8.4%	)	26.9%	42.9%	(32.5%	)	—
Investment Income Ratio	0.5%		0.4%	0.2%	0.5%		—

	American Funds Global Growth Fund— Class 1 Shares
	2011		2010	2009

Series I Policies (a)
Net Assets	$—		$—	$—
Units Outstanding	—		—	—
Variable Accumulation Unit Value	$—		$—	$—
Total Return	—		—	—
Investment Income Ratio	—		—	—
Series II Policies (b)
Net Assets	$—		$—	$—
Units Outstanding	—		—	—
Variable Accumulation Unit Value	$—		$—	$—
Total Return	—		—	—
Investment Income Ratio	—		—	—
Series III Policies (c)
Net Assets	$727		$258	$—
Units Outstanding	71		23	—
Variable Accumulation Unit Value	$10.23		$11.20	$9.99
Total Return	(8.7%	)	12.0%	(0.1%	)
Investment Income Ratio	3.1%		7.1%	—

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

American Century® VP Value— Class II								American Funds Asset Allocation Fund— Class 2 Shares
2011		2010	2009	2008		2007		2011		2010	2009		2008		2007

$—		$—	$—	$—		$—		$—		$—	$—		$—		$—
—		—	—	—		—		—		—	—		—		—
$—		$—	$—	$—		$—		$—		$—	$—		$—		$—
—		—	—	—		—		—		—	—		—		—
—		—	—	—		—		—		—	—		—		—

$611		$550	$435	$317		$380		$—		$—	$—		$—		$—
48		44	39	34		30		—		—	—		—		—
$12.63		$12.56	$11.14	$9.33		$12.77		$—		$—	$—		$—		$—
0.6%		12.8%	19.4%	(27.0%	)	(5.5%	)	—		—	—		—		—
1.9%		2.1%	5.3%	2.2%		1.4%		—		—	—		—		—

$2,295		$952	$512	$224		$882		$410		$433	$1,029		$128		$178
197		82	50	26		75		38		41	110		17		17
$11.67		$11.57	$10.24	$8.55		$11.68		$10.67		$10.53	$9.36		$7.55		$10.71
0.9%		13.0%	19.7%	(26.8%	)	(5.3%	)	1.3%		12.5%	24.0%		(29.5%	)	7.1%
2.0%		2.2%	4.6%	2.4%		1.4%		1.7%		1.2%	3.3%		3.4%		2.3%

American Funds Global Small Capitalization Fund— Class 2 Shares								American Funds Growth Fund— Class 2 Shares
2011		2010	2009	2008		2007		2011		2010	2009		2008		2007

$—		$—	$—	$—		$—		$—		$—	$—		$—		$—
—		—	—	—		—		—		—	—		—		—
$—		$—	$—	$—		$—		$—		$—	$—		$—		$—
—		—	—	—		—		—		—	—		—		—
—		—	—	—		—		—		—	—		—		—

$3		$28	$38	$46		$—		$—		$—	$—		$95		$—
—		3	6	9		—		—		—	—		17		—
$6.57		$8.14	$6.67	$4.88		$—		$5.23		$5.47	$4.97		$5.68		$—
(19.3%	)	22.1%	36.5%	(51.2%	)	—		(4.5%	)	10.1%	(12.5%	)	(43.2%	)	—
0.3%		1.6%	0.3%	—		—		—		—	—		1.3%		—

$830		$681	$407	$120		$471		$7,090		$8,378	$6,686		$1,083		$1,334
90		60	44	21		38		714		808	765		173		119
$9.20		$11.37	$9.29	$5.76		$12.39		$9.93		$10.37	$8.74		$6.27		$11.19
(19.1%	)	22.4%	61.3%	(53.5%	)	23.9%		(4.3%	)	18.7%	39.4%		(44.0%	)	12.3%
1.4%		1.8%	0.4%	—		2.9%		0.6%		0.7%	0.9%		1.1%		1.4%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	American Funds Growth-Income Fund— Class 2 Shares
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series II Policies (b)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series III Policies (c)
Net Assets	$569		$450	$209	$48		$33
Units Outstanding	65		50	26	8		3
Variable Accumulation Unit Value	$8.78		$8.94	$8.02	$6.11		$9.84
Total Return	(1.8%	)	11.4%	31.2%	(37.8%	)	(1.6%	)
Investment Income Ratio	1.7%		2.2%	1.8%	2.4%		2.8%

	Davis Value Portfolio
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series II Policies (b)
Net Assets	$—		$—	$—	$—		$151
Units Outstanding	—		—	—	—		14
Variable Accumulation Unit Value	$10.85		$11.35	$10.73	$10.73		$10.97
Total Return	(4.4%	)	5.8%	0.0%	(2.2%	)	(3.0%	)
Investment Income Ratio	—		—	—	—		3.1%
Series III Policies (c)
Net Assets	$595		$1,162	$1,354	$1,070		$1,783
Units Outstanding	59		111	146	151		150
Variable Accumulation Unit Value	$10.03		$10.47	$9.28	$7.08		$11.86
Total Return	(4.2%	)	12.8%	31.2%	(40.3%	)	4.6%
Investment Income Ratio	0.6%		1.1%	0.9%	0.9%		1.4%

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

American Funds International Fund— Class 2 Shares							Calvert VP SRI Balanced Portfolio
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$13.90		$—	$—	$—		$—
—		—	—	—		—	4.3%		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$10.68		$12.44	$11.64	$11.64		$11.64	$—		$—	$—	$—		$—
(14.2%	)	6.9%	—	—		—	—		—	—	—		—
—		—	—	—		0.3%	—		—	—	—		—

$8,790		$9,766	$8,655	$4,075		$1,647	$14		$14	$13	$10		$16
967		925	879	592		138	1		1	1	1		1
$9.09		$10.56	$9.85	$6.88		$11.89	$12.83		$12.27	$10.95	$8.74		$12.72
(14.0%	)	7.2%	43.1%	(42.1%	)	18.9%	4.6%		12.1%	25.3%	(31.3%	)	2.8%
1.8%		2.2%	1.7%	2.6%		2.2%	1.3%		1.5%	2.2%	2.6%		2.3%

Delaware VIP International Value Equity Series— Standard Class							Dreyfus IP Technology Growth— Initial Shares
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$11.51		$12.51	$9.86	$9.86		$9.86
—		—	—	—		—	(8.0%	)	26.9%	—	—		—
—		—	—	—		—	—		—	—	—		—

$1,451		$936	$3	$—		$403	$1,868		$1,543	$932	$531		$671
237		131	1	—		38	140		106	83	75		56
$6.13		$7.17	$6.46	$6.10		$10.59	$13.39		$14.52	$11.17	$7.09		$12.05
(14.4%	)	10.9%	6.0%	(42.4%	)	5.9%	(7.8%	)	29.9%	57.7%	(41.2%	)	14.7%
1.3%		4.8%	4.5%	2.4%		2.0%	—		—	0.4%	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Dreyfus VIF Opportunistic Small Cap— Initial Shares
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series II Policies (b)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$10.78		$12.54	$10.90	$10.90		$10.90
Total Return	(14.1%	)	15.0%	—	—		—
Investment Income Ratio	—		—	—	—		—
Series III Policies (c)
Net Assets	$15		$17	$13	$11		$19
Units Outstanding	2		2	2	2		2
Variable Accumulation Unit Value	$8.93		$10.36	$7.90	$6.27		$10.05
Total Return	(13.8%	)	31.1%	26.0%	(37.6%	)	(11.1%	)
Investment Income Ratio	0.4%		0.7%	1.6%	0.9%		0.7%

	DWS Small Cap Index VIP— Class A Shares
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series II Policies (b)
Net Assets	$—		$—	$—	$75		$113
Units Outstanding	—		—	—	8		8
Variable Accumulation Unit Value	$10.36		$10.86	$9.66	$9.55		$14.53
Total Return	(4.7%	)	12.5%	1.1%	(34.3%	)	(2.1%	)
Investment Income Ratio	—		—	6.4%	1.6%		0.8%
Series III Policies (c)
Net Assets	$11,178		$9,215	$14,482	$9,454		$14,260
Units Outstanding	822		648	1,287	1,065		1,057
Variable Accumulation Unit Value	$13.59		$14.22	$11.25	$8.89		$13.49
Total Return	(4.4%	)	26.4%	26.6%	(34.1%	)	(1.9%	)
Investment Income Ratio	0.9%		0.7%	1.7%	1.6%		0.9%

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

DWS Dreman Small Mid Cap Value VIP— Class A Shares								DWS Global Small Cap Growth VIP— Class A Shares
2011		2010	2009	2008		2007		2011		2010	2009	2008		2007

$—		$—	$—	$—		$—		$—		$—	$—	$—		$—
—		—	—	—		—		—		—	—	—		—
$—		$—	$—	$—		$—		$—		$—	$—	$—		$—
—		—	—	—		—		—		—	—	—		—
—		—	—	—		—		—		—	—	—		—

$—		$—	$—	$—		$—		$—		$—	$—	$—		$—
—		—	—	—		—		—		—	—	—		—
$—		$—	$—	$—		$—		$—		$—	$—	$—		$—
—		—	—	—		—		—		—	—	—		—
—		—	—	—		—		—		—	—	—		—

$2,801		$1,899	$969	$861		$1,220		$112		$4	$2	$11		$—
302		192	121	139		131		13		—	—	2		—
$9.28		$9.88	$8.03	$6.19		$9.29		$8.85		$9.83	$7.76	$5.24		$—
(6.1%	)	23.1%	29.7%	(33.4%	)	(7.1%	)	(9.9%	)	26.6%	48.2%	(47.6%	)	—
0.9%		1.3%	2.4%	1.7%		—		1.4%		0.4%	2.5%	—		—

Fidelity® VIP Contrafund®— Initial Class								Fidelity® VIP Equity-Income— Initial Class
2011		2010	2009	2008		2007		2011		2010	2009	2008		2007

$126		$156	$153	$121		$306		$1		$1	$3	$3		$59
6		7	8	9		13		—		—	—	—		4
$20.44		$21.03	$18.00	$13.30		$23.22		$13.60		$13.51	$11.77	$9.07		$15.87
(2.8%	)	16.9%	35.3%	(42.7%	)	16.8%		0.7%		14.8%	29.8%	(42.8%	)	0.8%
1.0%		1.2%	1.4%	0.9%		1.0%		2.4%		0.6%	2.2%	0.8%		1.8%

$1,144		$1,152	$1,003	$1,011		$1,790		$3		$3	$13	$6		$11
63		61	62	85		86		—		—	1	1		1
$18.29		$18.81	$16.09	$11.88		$20.73		$14.79		$14.69	$12.79	$9.85		$17.21
(2.8%	)	16.9%	35.4%	(42.7%	)	17.3%		0.7%		14.9%	29.9%	(42.8%	)	1.4%
1.1%		1.3%	1.4%	1.0%		1.1%		2.5%		0.7%	—	—		—

$23,629		$25,353	$22,805	$16,770		$19,399		$4,156		$4,201	$4,221	$4,568		$9,198
1,558		1,629	1,718	1,716		1,140		342		349	404	570		658
$15.17		$15.56	$13.28	$9.78		$17.02		$12.14		$12.02	$10.44	$8.02		$13.98
(2.5%	)	17.2%	35.7%	(42.5%	)	17.6%		1.0%		15.1%	30.2%	(42.7%	)	1.5%
0.9%		1.3%	1.4%	1.2%		1.1%		2.6%		1.9%	2.0%	2.5%		2.0%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Fidelity® VIP Freedom 2010 Portfolio— Initial Class
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series II Policies (b)
Net Assets	$—		$—	$—	$—		$31
Units Outstanding	—		—	—	—		3
Variable Accumulation Unit Value	$10.91		$10.96	$10.20	$10.20		$10.25
Total Return	(0.4%	)	7.4%	—	(0.4%	)	2.5%
Investment Income Ratio	—		—	—	—		14.8%
Series III Policies (c)
Net Assets	$2,599		$1,814	$1,209	$1,049		$340
Units Outstanding	207		144	108	117		28
Variable Accumulation Unit Value	$12.56		$12.59	$11.14	$8.97		$11.96
Total Return	(0.2%	)	13.0%	24.3%	(25.1%	)	8.7%
Investment Income Ratio	2.6%		3.4%	4.2%	4.5%		2.3%

	Fidelity® VIP Freedom 2040 Portfolio— Initial Class			Fidelity® VIP Growth— Initial Class
	2011		2010	2011	2010	2009	2008		2007

Series I Policies (a)
Net Assets	$—		$—	$—	$—	$—	$—		$—
Units Outstanding	—		—	—	—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—	$—	$—		$—
Total Return	—		—	—	—	—	—		—
Investment Income Ratio	—		—	—	—	—	—		—
Series II Policies (b)
Net Assets	$—		$—	$14	$15	$59	$46		$244
Units Outstanding	—		—	1	1	6	6		16
Variable Accumulation Unit Value	$—		$—	$12.34	$12.35	$9.97	$7.79		$14.79
Total Return	—		—	—	23.9%	28.0%	(47.3%	)	26.6%
Investment Income Ratio	—		—	0.4%	0.1%	0.5%	0.5%		0.8%
Series III Policies (c)
Net Assets	$889		$7	$1,193	$943	$775	$1,720		$3,823
Units Outstanding	77		1	99	78	80	230		268
Variable Accumulation Unit Value	$11.47		$11.95	$12.00	$11.98	$9.65	$7.52		$14.23
Total Return	(4.0%	)	19.5%	0.2%	24.2%	28.3%	(47.2%	)	27.0%
Investment Income Ratio	2.1%		0.1%	0.5%	0.3%	0.4%	0.8%		0.8%

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

Fidelity® VIP Freedom 2020 Portfolio— Initial Class							Fidelity® VIP Freedom 2030 Portfolio— Initial Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$5		$5	$22	$11		$18	$—		$—	$—	$—		$—
—		—	2	2		2	—		—	—	—		—
$10.70		$10.84	$9.49	$7.38		$10.98	$—		$—	$—	$—		$—
(1.3%	)	14.2%	28.7%	(32.8%	)	9.8%	—		—	—	—		—
2.2%		0.5%	3.5%	3.2%		2.5%	—		—	—	—		—

$8,090		$7,120	$5,111	$3,127		$931	$4,625		$4,422	$4,089	$1,872		$644
666		580	477	376		75	408		380	408	246		52
$12.15		$12.27	$10.72	$8.31		$12.33	$11.34		$11.64	$10.03	$7.61		$12.29
(1.0%	)	14.5%	29.0%	(32.6%	)	10.2%	(2.6%	)	16.1%	31.7%	(38.0%	)	11.4%
2.1%		2.4%	4.1%	4.7%		3.8%	2.1%		2.0%	2.7%	4.2%		1.8%

Fidelity® VIP Index 500— Initial Class							Fidelity® VIP Investment Grade Bond— Initial Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$120		$162	$143	$247		$336	$1,456		$1,458	$1,301	$1,904		$2,001
8		10	11	23		20	87		93	89	151		153
$15.68		$15.40	$13.42	$10.63		$16.91	$16.81		$15.70	$14.60	$12.65		$13.11
1.8%		14.7%	26.3%	(37.2%	)	5.2%	7.1%		7.5%	15.4%	(3.5%	)	4.1%
1.8%		2.0%	2.2%	2.6%		3.1%	5.1%		3.7%	10.3%	4.2%		4.1%

$55,042		$43,498	$33,360	$24,421		$32,904	$12,511		$9,453	$7,987	$5,070		$4,516
4,276		3,447	3,042	2,817		2,392	838		678	619	456		392
$12.88		$12.62	$10.97	$8.67		$13.75	$14.92		$13.90	$12.90	$11.14		$11.52
2.0%		15.0%	26.6%	(37.0%	)	5.4%	7.3%		7.8%	15.7%	(3.2%	)	4.3%
2.3%		2.1%	2.7%	2.3%		3.5%	5.6%		3.7%	8.3%	3.9%		3.7%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Fidelity® VIP Mid Cap— Initial Class
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series II Policies (b)
Net Assets	$834		$891	$669	$468		$1,152
Units Outstanding	38		36	35	34		51
Variable Accumulation Unit Value	$22.03		$24.70	$19.22	$13.76		$22.77
Total Return	(10.8%	)	28.5%	39.7%	(39.6%	)	15.3%
Investment Income Ratio	0.3%		0.4%	0.7%	0.5%		0.9%
Series III Policies (c)
Net Assets	$28,861		$33,624	$20,074	$13,908		$22,201
Units Outstanding	1,653		1,721	1,324	1,284		1,242
Variable Accumulation Unit Value	$17.46		$19.54	$15.16	$10.82		$17.87
Total Return	(10.6%	)	28.8%	40.1%	(39.4%	)	15.6%
Investment Income Ratio	0.3%		0.4%	0.7%	0.5%		0.9%

	Fidelity® VIP Value Leaders— Initial Class
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series II Policies (b)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series III Policies (c)
Net Assets	$4		$5	$22	$—		$—
Units Outstanding	—		—	2	—		—
Variable Accumulation Unit Value	$12.90		$14.02	$12.75	$9.96		$—
Total Return	(8.0%	)	10.0%	27.9%	(0.4%	)	—
Investment Income Ratio	1.3%		1.4%	2.9%	2.4%		—

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

Fidelity® VIP Money Market— Initial Class			Fidelity® VIP Overseas— Initial Class
2011	2010	2009	2011		2010	2009	2008		2007

$—	$—	$—	$—		$—	$—	$—		$—
—	—	—	—		—	—	—		—
$—	$—	$—	$—		$—	$—	$—		$—
—	—	—	—		—	—	—		—
—	—	—	—		—	—	—		—

$—	$—	$—	$8		$84	$35	$147		$156
—	—	—	1		8	4	17		10
$—	$—	$—	$9.10		$11.02	$9.76	$8.74		$15.59
—	—	—	(17.4%	)	12.8%	11.7%	(43.9%	)	(1.5%	)
—	—	—	0.3%		2.1%	1.9%	3.6%		7.7%

$23,501	$17,051	$8,630	$9,813		$9,470	$9,096	$7,991		$13,500
2,333	1,698	862	854		682	741	824		783
$10.05	$10.04	$10.02	$11.49		$13.87	$12.26	$9.69		$17.25
0.1%	0.2%	0.2%	(17.2%	)	13.1%	26.5%	(43.8%	)	17.3%
0.1%	0.2%	0.3%	1.8%		1.4%	2.2%	2.6%		3.0%

Fidelity® VIP Value Strategies— Service Class 2							Invesco V.I. Global Real Estate Fund— Series I Shares
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$65		$70	$105	$67		$16
—		—	—	—		—	8		8	14	12		2
$—		$—	$—	$—		$—	$8.25		$8.85	$7.55	$5.75		$10.42
—		—	—	—		—	(6.7%	)	17.2%	31.2%	(44.8%	)	(5.8%	)
—		—	—	—		—	3.9%		4.1%	—	12.8%		1.0%

$270		$327	$181	$187		$432	$2,038		$2,288	$1,020	$655		$1,197
21		23	16	26		29	218		229	120	101		102
$13.10		$14.40	$11.40	$7.25		$14.89	$9.36		$10.01	$8.52	$6.48		$11.70
(9.0%	)	26.3%	57.2%	(51.3%	)	5.4%	(6.5%	)	17.5%	31.5%	(44.6%	)	(5.5%	)
0.8%		0.4%	0.4%	0.5%		0.7%	3.8%		5.0%	—	7.1%		2.3%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Invesco V.I. International Growth Fund— Series I Shares							Invesco V.I. Mid Cap Core Equity Fund— Series I Shares
	2011		2010	2009	2008		2007	2011		2010

Series I Policies (a)
Net Assets	$—		$—	$—	$—		$—	$—		$—
Units Outstanding	—		—	—	—		—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—	$—		$—
Total Return	—		—	—	—		—	—		—
Investment Income Ratio	—		—	—	—		—	—		—
Series II Policies (b)
Net Assets	$—		$—	$—	$—		$—	$—		$—
Units Outstanding	—		—	—	—		—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—	$—		$—
Total Return	—		—	—	—		—	—		—
Investment Income Ratio	—		—	—	—		—	—		—
Series III Policies (c)
Net Assets	$7,660		$8,318	$5,666	$3,366		$4,552	$3,161		$99
Units Outstanding	668		677	520	418		337	311		9
Variable Accumulation Unit Value	$11.46		$12.29	$10.89	$8.05		$13.50	$10.18		$10.87
Total Return	(6.7%	)	12.9%	35.2%	(40.4%	)	14.7%	(6.4%	)	8.7%
Investment Income Ratio	1.5%		2.6%	1.7%	0.6%		—	0.1%		0.8%

	Janus Aspen Enterprise Portfolio— Institutional Shares
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series II Policies (b)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series III Policies (c)
Net Assets	$4,213		$6,722	$7,103	$5,755		$7,998
Units Outstanding	239		376	500	586		458
Variable Accumulation Unit Value	$17.64		$17.89	$14.22	$9.82		$17.44
Total Return	(1.4%	)	25.8%	44.8%	(43.7%	)	22.0%
Investment Income Ratio	—		0.1%	—	0.3%		0.2%

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

Invesco Van Kampen V.I. Mid Cap Value Fund— Series I Shares			Janus Aspen Balanced Portfolio— Institutional Shares
2011	2010	2009	2011	2010	2009	2008		2007

$—	$—	$—	$135	$10,229	$9,772	$8,303		$10,243
—	—	—	6	442	456	486		503
$—	$—	$—	$23.46	$23.15	$21.42	$17.07		$20.35
—	—	—	1.3%	8.1%	25.5%	(16.1%	)	9.8%
—	—	—	0.1%	2.9%	3.0%	2.7%		2.6%

$—	$—	$—	$1,715	$1,773	$1,728	$1,796		$1,994
—	—	—	99	103	109	142		133
$—	$—	$—	$17.38	$17.15	$15.86	$12.63		$15.04
—	—	—	1.4%	8.1%	25.6%	(16.0%	)	10.3%
—	—	—	2.5%	2.8%	2.8%	2.8%		2.6%

$1,487	$1,152	$147	$7,671	$7,339	$5,014	$4,622		$4,650
72	56	9	468	455	337	391		331
$20.67	$20.48	$16.75	$16.38	$16.11	$14.87	$11.81		$14.03
0.9%	22.2%	67.5%	1.6%	8.4%	25.9%	(15.8%	)	10.5%
0.7%	0.5%	1.4%	2.5%	2.9%	2.7%	2.8%		2.7%

Janus Aspen Forty Portfolio— Institutional Shares							Janus Aspen Worldwide Portfolio— Institutional Shares
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$—		$—	$—	$—		$—	$140		$165	$172	$158		$296
—		—	—	—		—	13		13	16	20		20
$—		$—	$—	$—		$—	$10.94		$12.72	$11.02	$8.02		$14.55
—		—	—	—		—	(14.0%	)	15.5%	37.3%	(44.8%	)	8.9%
—		—	—	—		—	0.6%		0.6%	1.4%	1.2%		0.8%

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$9.77		$11.35	$10.53	$10.53		$10.53
—		—	—	—		—	(14.0%	)	7.8%	—	—		—
—		—	—	—		—	—		—	—	—		—

$6,958		$10,123	$6,695	$5,270		$7,521	$188		$586	$1,095	$370		$749
557		756	534	615		490	18		50	108	50		56
$12.48		$13.38	$12.53	$8.56		$15.33	$10.17		$11.79	$10.18	$7.39		$13.36
(6.7%	)	6.7%	46.3%	(44.1%	)	37.0%	(13.7%	)	15.8%	37.7%	(44.7%	)	9.6%
0.3%		0.4%	0.0%	0.1%		0.4%	0.3%		0.6%	1.8%	1.2%		0.8%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Lazard Retirement International Equity Portfolio— Service Shares
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series II Policies (b)
Net Assets	$112		$122	$178	$130		$—
Units Outstanding	12		12	19	17		—
Variable Accumulation Unit Value	$9.24		$9.99	$9.38	$7.75		$10.55
Total Return	(7.5%	)	6.5%	21.2%	(26.6%	)	5.5%
Investment Income Ratio	2.0%		1.1%	2.8%	3.2%		2.1%
Series III Policies (c)
Net Assets	$2,903		$3,623	$2,740	$1,599		$3,086
Units Outstanding	260		301	243	172		209
Variable Accumulation Unit Value	$11.17		$12.05	$11.29	$9.30		$14.76
Total Return	(7.3%	)	6.7%	21.5%	(37.0%	)	10.8%
Investment Income Ratio	1.8%		1.5%	3.1%	1.0%		2.7%

	MFS® Global Tactical Allocation— Initial Class	MFS® Investors Trust Series— Initial Class
	2011	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$—	$—		$—	$—	$—		$—
Units Outstanding	—	—		—	—	—		—
Variable Accumulation Unit Value	$—	$—		$—	$—	$—		$—
Total Return	—	—		—	—	—		—
Investment Income Ratio	—	—		—	—	—		—
Series II Policies (b)
Net Assets	$—	$63		$88	$81	$137		$210
Units Outstanding	—	4		5	6	12		12
Variable Accumulation Unit Value	$—	$15.62		$16.00	$14.44	$11.41		$17.09
Total Return	—	(2.4%	)	10.8%	26.6%	(33.2%	)	10.0%
Investment Income Ratio	—	0.9%		1.2%	2.6%	0.8%		0.8%
Series III Policies (c)
Net Assets	$5	$—		$—	$—	$—		$—
Units Outstanding	—	—		—	—	—		—
Variable Accumulation Unit Value	$10.63	$—		$—	$—	$—		$—
Total Return	6.3%	—		—	—	—		—
Investment Income Ratio	2.1%	—		—	—	—		—

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

Lord Abbett Series Fund— Mid-Cap Value Portfolio							LVIP Baron Growth Opportunities Fund— Service Class
2011		2010	2009	2008		2007	2011	2010	2009	2008		2007

$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
—		—	—	—		—	—	—	—	—		—

$26		$38	$31	$123		$188	$7	$60	$34	$96		$144
2		2	2	11		10	1	6	4	15		13
$16.56		$17.30	$13.83	$10.95		$18.10	$10.05	$9.68	$7.68	$6.60		$10.86
(4.3%	)	25.1%	26.3%	(39.5%	)	0.3%	3.8%	26.1%	16.4%	(39.3%	)	3.1%
0.2%		0.4%	0.2%	1.4%		0.5%	—	—	—	—		—

$4,736		$5,613	$4,235	$4,685		$13,379	$4,363	$3,625	$2,559	$1,885		$2,685
362		412	390	548		945	329	284	253	258		224
$13.08		$13.63	$10.87	$8.58		$14.15	$13.27	$12.76	$10.09	$7.30		$11.99
(4.0%	)	25.4%	26.6%	(39.4%	)	0.6%	4.0%	26.4%	38.3%	(39.1%	)	3.4%
0.2%		0.5%	0.5%	1.1%		0.5%	—	—	—	—		—

MFS® New Discovery Series— Initial Class							MFS® Utilities Series— Initial Class
2011		2010	2009	2008		2007	2011	2010	2009	2008		2007

$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
—		—	—	—		—	—	—	—	—		—

$—		$—	$—	$—		$—	$75	$71	$119	$73		$28
—		—	—	—		—	4	4	8	7		2
$—		$—	$—	$—		$—	$17.43	$16.36	$14.41	$10.85		$17.45
—		—	—	—		—	6.5%	13.5%	32.9%	(37.8%	)	27.9%
—		—	—	—		—	3.3%	3.7%	4.7%	0.6%		1.3%

$9		$10	$8	$5		$9	$2,265	$1,910	$1,632	$973		$1,258
1		1	1	1		1	116	105	102	81		65
$14.71		$16.39	$12.02	$7.37		$12.14	$19.46	$18.22	$16.01	$12.02		$19.28
(10.3%	)	36.3%	63.2%	(39.3%	)	2.5%	6.8%	13.8%	33.2%	(37.7%	)	27.9%
—		—	—	—		—	3.2%	2.9%	4.4%	1.5%		0.8%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MFS® Value Series— Initial Class
	2011		2010	2009

Series I Policies (a)
Net Assets	$—		$—	$—
Units Outstanding	—		—	—
Variable Accumulation Unit Value	$—		$—	$—
Total Return	—		—	—
Investment Income Ratio	—		—	—
Series II Policies (b)
Net Assets	$—		$—	$—
Units Outstanding	—		—	—
Variable Accumulation Unit Value	$—		$—	$—
Total Return	—		—	—
Investment Income Ratio	—		—	—
Series III Policies (c)
Net Assets	$9,559		$4,499	$2,198
Units Outstanding	719		337	184
Variable Accumulation Unit Value	$13.29		$13.33	$11.95
Total Return	(0.3%	)	11.5%	19.5%
Investment Income Ratio	1.3%		1.5%	1.2%

Oppenheimer Core Bond Fund/VA— Non-Service Shares
	2011	2010	2009	2008		2007

Series I Policies (a)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Series II Policies (b)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Series III Policies (c)
Net Assets	$1	$1	$1	$1		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$9.88	$9.13	$8.12	$7.44		$—
Total Return	8.3%	12.4%	9.0%	(25.6%	)	—
Investment Income Ratio	5.8%	1.6%	—	—		—

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

Neuberger Berman AMT Partners Portfolio— Class I Shares							Oppenheimer Capital Appreciation Fund/VA— Non-Service Shares
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$261		$348	$606	$288		$—	$98		$81	$37	$1		$—
32		38	77	57		—	10		8	4	—		—
$8.11		$9.15	$7.91	$5.07		$—	$9.54		$9.65	$8.82	$6.10		$—
(11.4%	)	15.7%	56.1%	(49.3%	)	—	(1.1%	)	9.4%	44.5%	(39.0%	)	—
—		0.5%	2.8%	1.0%		—	0.3%		0.0%	0.2%	—		—

PIMCO Global Bond (Unhedged)— Administrative Class Shares			PIMCO High Yield— Administrative Class Shares		PIMCO Long-Term U.S. Government— Administrative Class Shares
2011	2010	2009	2011	2010	2011	2010	2009		2008	2007

$—	$—	$—	$—	$—	$—	$—	$—		$—	$—
—	—	—	—	—	—	—	—		—	—
$—	$—	$—	$—	$—	$—	$—	$—		$—	$—
—	—	—	—	—	—	—	—		—	—
—	—	—	—	—	—	—	—		—	—

$—	$—	$—	$—	$—	$—	$—	$—		$—	$—
—	—	—	—	—	—	—	—		—	—
$—	$—	$—	$—	$—	$—	$—	$—		$—	$—
—	—	—	—	—	—	—	—		—	—
—	—	—	—	—	—	—	—		—	—

$2,281	$721	$85	$514	$—	$194	$135	$108		$100	$43
168	57	8	45	—	10	9	8		7	4
$13.59	$12.63	$11.31	$11.31	$10.94	$19.07	$14.91	$13.35		$13.97	$11.91
7.6%	11.7%	13.1%	3.4%	9.4%	27.9%	11.7%	(4.4%	)	17.3%	11.9%
2.4%	2.6%	2.6%	6.7%	5.7%	2.7%	3.6%	3.7%		3.8%	—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	PIMCO Low Duration— Administrative Class Shares
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series II Policies (b)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$10.50		$10.41	$10.12	$10.12		$10.12
Total Return	0.9%		2.9%	—	—		—
Investment Income Ratio	—		—	—	—		—
Series III Policies (c)
Net Assets	$2,808		$2,025	$1,892	$1,318		$415
Units Outstanding	207		151	148	117		37
Variable Accumulation Unit Value	$13.60		$13.45	$12.77	$11.27		$11.31
Total Return	1.1%		5.3%	13.3%	(0.4%	)	7.4%
Investment Income Ratio	1.7%		1.6%	3.5%	4.0%		4.8%

	Royce Micro-Cap Portfolio— Investment Class
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series II Policies (b)
Net Assets	$54		$62	$48	$31		$338
Units Outstanding	4		4	4	4		22
Variable Accumulation Unit Value	$15.59		$17.78	$13.71	$8.70		$15.37
Total Return	(12.3%	)	29.6%	57.6%	(43.4%	)	3.7%
Investment Income Ratio	2.4%		2.0%	—	0.9%		1.3%
Series III Policies (c)
Net Assets	$5,574		$7,509	$2,238	$1,567		$3,369
Units Outstanding	351		416	161	178		218
Variable Accumulation Unit Value	$15.87		$18.05	$13.89	$8.79		$15.49
Total Return	(12.1%	)	30.0%	58.0%	(43.3%	)	4.0%
Investment Income Ratio	2.4%		2.4%	—	2.8%		1.7%

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

PIMCO Real Return— Administrative Class Shares						PIMCO Total Return— Administrative Class Shares
2011	2010	2009	2008		2007	2011	2010	2009	2008	2007

$—	$—	$—	$—		$—	$—	$—	$—	$—	$—
—	—	—	—		—	—	—	—	—	—
$—	$—	$—	$—		$—	$—	$—	$—	$—	$—
—	—	—	—		—	—	—	—	—	—
—	—	—	—		—	—	—	—	—	—

$3	$25	$55	$2		$103	$8	$74	$110	$—	$—
—	2	4	—		9	1	6	9	—	—
$15.05	$13.51	$12.53	$10.61		$11.50	$13.41	$12.98	$12.03	$10.65	$10.65
11.4%	7.8%	18.1%	(7.8%	)	10.4%	3.4%	7.8%	13.0%	—	0.9%
2.7%	1.5%	3.7%	3.8%		4.7%	2.6%	2.4%	5.2%	—	4.7%

$12,694	$10,315	$11,006	$5,606		$4,776	$46,381	$44,048	$39,016	$29,834	$24,413
826	749	864	520		412	2,894	2,847	2,727	2,377	2,039
$15.32	$13.72	$12.69	$10.72		$11.59	$16.03	$15.48	$14.31	$12.55	$11.97
11.7%	8.1%	18.4%	(7.5%	)	10.7%	3.6%	8.1%	14.1%	4.8%	8.8%
2.1%	1.4%	3.0%	3.5%		4.6%	2.6%	2.4%	5.2%	4.4%	4.7%

Royce Small-Cap Portfolio— Investment Class								T. Rowe Price Blue Chip Growth Portfolio
2011		2010	2009	2008		2007		2011	2010	2009	2008		2007

$—		$—	$—	$—		$—		$—	$—	$—	$—		$—
—		—	—	—		—		—	—	—	—		—
$—		$—	$—	$—		$—		$—	$—	$—	$—		$—
—		—	—	—		—		—	—	—	—		—
—		—	—	—		—		—	—	—	—		—

$—		$—	$—	$—		$—		$—	$—	$—	$—		$—
—		—	—	—		—		—	—	—	—		—
$11.26		$11.67	$10.50	$10.50		$10.50		$13.99	$13.81	$12.64	$12.64		$12.64
(3.5%	)	11.1%	—	—		—		1.3%	9.3%	—	—		2.7%
—		—	—	—		—		—	—	—	—		—

$7,402		$8,634	$7,162	$5,087		$3,797		$15,211	$12,317	$8,659	$6,092		$8,877
562		634	634	609		331		1,097	902	738	738		618
$13.16		$13.61	$11.29	$8.35		$11.47		$13.87	$13.66	$11.74	$8.25		$14.36
(3.3%	)	20.5%	35.2%	(27.2%	)	(2.1%	)	1.5%	16.4%	42.2%	(42.5%	)	12.7%
0.3%		0.1%	—	1.0%		0.1%		—	—	—	0.1%		0.5%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	T. Rowe Price Equity Income Portfolio
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$355		$348	$385	$405		$658
Units Outstanding	22		22	27	36		37
Variable Accumulation Unit Value	$15.96		$16.13	$14.06	$11.23		$17.64
Total Return	(1.0%	)	14.7%	25.2%	(36.3%	)	2.5%
Investment Income Ratio	1.7%		1.9%	2.0%	2.3%		1.7%
Series II Policies (b)
Net Assets	$853		$964	$881	$1,078		$2,152
Units Outstanding	62		69	72	111		141
Variable Accumulation Unit Value	$13.84		$13.98	$12.18	$9.72		$15.26
Total Return	(1.0%	)	14.7%	25.3%	(36.3%	)	3.0%
Investment Income Ratio	1.7%		1.9%	2.0%	2.3%		1.8%
Series III Policies (c)
Net Assets	$18,968		$21,486	$16,988	$14,562		$20,879
Units Outstanding	1,454		1,635	1,487	1,604		1,467
Variable Accumulation Unit Value	$13.04		$13.14	$11.42	$9.09		$14.23
Total Return	(0.7%	)	15.0%	25.6%	(36.1%	)	3.3%
Investment Income Ratio	1.7%		2.0%	2.0%	2.4%		1.8%

	T. Rowe Price Limited-Term Bond Portfolio
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series II Policies (b)
Net Assets	$6		$49	$52	$124		$121
Units Outstanding	—		4	4	10		10
Variable Accumulation Unit Value	$13.46		$13.28	$12.92	$11.96		$11.80
Total Return	1.3%		2.8%	8.0%	1.3%		5.2%
Investment Income Ratio	2.5%		2.8%	3.5%	4.0%		4.3%
Series III Policies (c)
Net Assets	$3,796		$3,540	$2,392	$1,862		$1,604
Units Outstanding	293		278	194	163		143
Variable Accumulation Unit Value	$12.94		$12.74	$12.35	$11.41		$11.23
Total Return	1.6%		3.1%	8.3%	1.6%		5.5%
Investment Income Ratio	2.4%		2.8%	3.4%	4.0%		4.2%

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

T. Rowe Price Index 500 Portfolio							T. Rowe Price International Stock Portfolio
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$588		$615	$489	$284		$477
—		—	—	—		—	44		40	36	32		27
$—		$—	$—	$—		$—	$13.49		$15.51	$13.59	$8.94		$17.47
—		—	—	—		—	(13.1%	)	14.2%	52.0%	(48.8%	)	12.8%
—		—	—	—		—	1.7%		1.0%	3.1%	2.4%		1.6%

$503		$214	$393	$373		$442	$4,320		$2,297	$1,610	$736		$1,672
43		18	39	46		34	317		147	118	82		96
$11.82		$11.60	$10.13	$8.03		$12.82	$13.61		$15.61	$13.64	$8.95		$17.45
1.8%		14.6%	26.1%	(37.4%	)	5.1%	(12.8%	)	14.5%	52.4%	(48.7%	)	13.0%
1.8%		1.7%	1.9%	2.1%		1.7%	2.8%		1.1%	2.8%	2.0%		1.7%

T. Rowe Price New America Growth Portfolio							T. Rowe Price Personal Strategy Balanced Portfolio
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$247	$—		$—	$—	$—		$—
—		—	—	—		18	—		—	—	—		—
$15.48		$15.69	$14.07	$14.07		$13.85	$—		$—	$—	$—		$—
(1.3%	)	11.5%	—	1.6%		13.3%	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$5,888		$4,768	$2,355	$1,886		$2,665	$16,256		$29,287	$25,168	$16,427		$13,558
408		327	193	232		202	1,106		1,987	1,941	1,675		969
$14.42		$14.58	$12.18	$8.13		$13.17	$14.69		$14.74	$12.96	$9.81		$13.99
(1.1%	)	19.7%	49.8%	(38.2%	)	13.8%	(0.3%	)	13.7%	32.1%	(29.9%	)	7.6%
0.2%		0.2%	—	—		—	1.8%		2.3%	2.1%	2.6%		2.1%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	TOPS™ Protected Growth ETF Portfolio— Class 2 Shares	UIF Emerging Markets Debt Portfolio— Class I
	2011	2011	2010	2009	2008		2007

Series I Policies (a)
Net Assets	$—	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—	$—		$—
Total Return	—	—	—	—	—		—
Investment Income Ratio	—	—	—	—	—		—
Series II Policies (b)
Net Assets	$—	$67	$85	$86	$91		$132
Units Outstanding	—	4	5	6	8		10
Variable Accumulation Unit Value	$—	$17.14	$16.05	$14.66	$11.29		$13.31
Total Return	—	6.8%	9.5%	29.9%	(15.2%	)	6.3%
Investment Income Ratio	—	3.1%	4.1%	7.8%	7.0%		7.3%
Series III Policies (c)
Net Assets	$5,073	$3,088	$1,988	$1,626	$907		$600
Units Outstanding	502	166	114	102	74		42
Variable Accumulation Unit Value	$10.10	$18.66	$17.43	$15.88	$12.20		$14.35
Total Return	1.0%	7.0%	9.7%	30.2%	(15.0%	)	6.5%
Investment Income Ratio	—	4.4%	4.6%	6.7%	7.7%		7.3%

	Van Eck VIP Global Bond Fund— Initial Class
	2011	2010	2009	2008	2007

Series I Policies (a)
Net Assets	$—	$—	$—	$—	$—
Units Outstanding	—	—	—	—	—
Variable Accumulation Unit Value	$—	$—	$—	$—	$—
Total Return	—	—	—	—	—
Investment Income Ratio	—	—	—	—	—
Series II Policies (b)
Net Assets	$6	$50	$27	$—	$—
Units Outstanding	—	4	2	—	—
Variable Accumulation Unit Value	$12.83	$11.90	$11.23	$—	$—
Total Return	7.9%	5.9%	12.3%	—	—
Investment Income Ratio	15.7%	2.5%	—	—	—
Series III Policies (c)
Net Assets	$1,250	$976	$13	$4	$—
Units Outstanding	97	82	1	—	—
Variable Accumulation Unit Value	$12.94	$11.97	$11.27	$10.63	$10.26
Total Return	8.1%	6.2%	6.0%	3.6%	—
Investment Income Ratio	7.4%	0.1%	2.3%	1.5%	—
Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c)	Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

NYLIAC CSVUL Separate Account-I

UIF Emerging Markets Equity Portfolio— Class I							UIF U.S. Real Estate Portfolio— Class I
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$200		$428	$—	$—		$80	$—		$—	$—	$—		$—
9		15	—	—		2	—		—	—	—		—
$22.91		$28.10	$23.68	$13.98		$32.35	$—		$—	$—	$—		$—
(18.5%	)	18.7%	69.3%	(56.8%	)	39.5%	—		—	—	—		—
0.4%		0.8%	—	—		0.5%	—		—	—	—		—

$71		$111	$110	$139		$572	$69		$111	$104	$283		$466
4		5	6	14		25	3		5	6	20		21
$16.56		$20.30	$17.10	$10.09		$23.32	$24.35		$23.04	$17.78	$13.88		$22.41
(18.4%	)	18.7%	69.4%	(56.7%	)	40.1%	5.7%		29.6%	28.0%	(38.0%	)	(17.3%	)
0.4%		0.7%	—	—		0.1%	0.7%		2.4%	2.2%	3.3%		0.9%

$9,866		$12,440	$8,690	$3,985		$7,958	$7,314		$9,056	$8,454	$7,663		$11,399
479		494	411	320		278	364		477	579	675		622
$20.60		$25.19	$21.16	$12.46		$28.72	$20.11		$18.98	$14.61	$11.38		$18.32
(18.2%	)	19.0%	69.8%	(56.6%	)	40.5%	5.9%		30.0%	28.4%	(37.9%	)	(17.1%	)
0.4%		0.6%	—	—		0.4%	0.8%		2.0%	3.1%	3.7%		1.2%

Van Eck VIP Global Hard Assets— Initial Class							Van Eck VIP Multi-Manager Alternatives— Initial Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$2,187		$2,057	$152	$16		$—	$46		$225	$188	$296		$306
271		213	20	3		—	4		19	17	31		27
$8.06		$9.64	$7.46	$4.74		$—	$11.40		$11.66	$11.11	$9.76		$11.23
(16.5%	)	29.2%	57.5%	(52.6%	)	—	(2.3%	)	5.0%	13.9%	(13.1%	)	4.1%
1.0%		0.2%	0.1%	—		—	0.8%		—	0.4%	0.1%		0.6%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of New York Life Insurance and Annuity Corporation

and the Corporate Sponsored Variable Universal Life Separate Account-I Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Corporate Sponsored Variable Universal Life Separate Account-I as of December 31, 2011, the results of each of their operations, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as “financial statements”) are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments by correspondence with the custodian at December 31, 2011, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 17, 2012